SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 79                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-0816

     Amendment No. 79                                                 [X]

                        (Check appropriate box or boxes.)


                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


            William M. Lyons, 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: January 29, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[american century logo(reg.sm)]
American
Century

Prospectus

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Growth
Ultra
Select
Vista
Heritage

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.



Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.




Table of Contents

An Overview of the Funds......................................2

Fees and Expenses.............................................3

Detailed Information about the Funds..........................4

         Growth
         Ultra
         Select
         Vista
         Heritage

Management....................................................7

Investing with American Century..............................XX

Share Price and Distributions................................XX

Taxes........................................................XX

Multiple Class Information...................................XX

Financial Highlights.........................................XX

At Your Service..............................................XX

Fund Reference
                  Fund Code              Ticker          Newspaper Listing
--------------------------------------------------------------------------
Growth            020                    TWCGX           Growth
Ultra             022                    TWCUX           Ultra
Select            021                    TWCIX           Select
Vista             024                    TWCVX           Vista
Heritage          030                    TWHIX           Heritage
--------------------------------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS



An Overview of the Funds

What are the funds' investment goals?

These funds seek long-term capital growth.

What are the funds' primary investment strategies and principal risks?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page xx.

The funds' principal risks include:

o Market Risk              The value of a fund's shares will go up
                           and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility         The value of the funds' shares may fluctuate
                           significantly in the short term.

o Principal Loss           As with all mutual funds, if you sell your
                           shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

0   seeking long-term capital growth from your investment

0   comfortable with the funds' short-term price volatility

0   comfortable with the risks associated with the funds' investment strategy

0   investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0   seeking current income from your investment

0   investing for a short period of time

0   uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS


* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS




Fees and Expenses

There are no sales loads or fees or other charges

0   to buy fund shares directly from American Century

0   to reinvest dividends in additional shares

0   to exchange into the Investor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)
           Management Fee1  Distribution and       Other      Total Annual Fund
                            Service (12b-1) Fees   Expenses2  Operating Expenses
Growth     1.00%            None                   0.00%      1.00%
Ultra      1.00%            None                   0.00%      1.00%
Select     1.00%            None                   0.00%      1.00%
Vista      1.00%            None                   0.00%      1.00%
Heritage   1.00%            None                   0.00%      1.00%

1 A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager.

2   Other  expenses,   which  include  the  fees  and  expenses  of  the  funds'
    independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 ... your cost of investing in the fund would be:
             1 Year             3 Years             5 Years             10 Years
Growth       $102               $318                $551                $1,219
Ultra        $102               $318                $551                $1,219
Select       $102               $318                $551                $1,219
Vista        $102               $318                $551                $1,219
Heritage     $102               $318                $551                $1,219

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS




Detailed Information about the Funds

Growth
Ultra
Select
Vista
Heritage

What are the funds' investment objectives?

These funds seek long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How do the funds pursue their investment objectives?

The fund managers look for stocks of companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

**********LEFT MARGIN CALLOUT

* Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

**********END LEFT MARGIN CALLOUT

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month period. You may get these reports at no cost by calling us.



What kinds of securities do the funds buy?

The funds will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The funds limit their purchase of debt securities to investment-grade obligations.

What is the difference between the funds?

0 Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size. Companies considered to be large generally have a market capitalization in excess of $5 billion.
0 Vista and Heritage generally invest in medium-sized and smaller companies, although they may purchase companies of any size. Companies considered to be medium sized generally have a market capitalization between $1 billion and $5 billion, and smaller companies generally have a market capitalization below $1 billion.
0 Eighty percent (80%) of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

**********LEFT MARGIN CALLOUT

     Market capitalization means the value of a company, as determined by multiplying the number of shares of its stock outstanding by its current market price per share.

**********END LEFT MARGIN CALLOUT

What are the primary risks of investing in the funds?

o The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
o The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
o As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.
o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.
o Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

These funds are intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the funds' investment strategies.





Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years (or for each full year in the life of the fund if less than 10 years). It indicates the volatility of the funds' historical returns from year to year.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR GROWTH, ULTRA, SELECT, VISTA AND HERITAGE; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns
The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the last 10 calendar years (or during the life of the fund if less than 10 years) are provided below to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR GROWTH, ULTRA, SELECT, VISTA AND HERITAGE; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated during the last 10 calendar years. The benchmarks are included for long-term performance comparison. The benchmarks are unmanaged indices that have no operating costs.

                                      1 year          5 years          10 years
--------------------------------------------------------------------------------
Growth                                XXX%            XXX%             XXX%
Russell 1000 Growth Index             XXX%            XXX%             XXX%
--------------------------------------------------------------------------------
Ultra                                 XXX%            XXX%             XXX%
S&P 500 Index                         XXX%            XXX%             XXX%
--------------------------------------------------------------------------------
Select                                XXX%            XXX%             XXX%
S&P 500 Index                         XXX%            XXX%             XXX%
--------------------------------------------------------------------------------
Vista                                 XXX%            XXX%             XXX%
Russell 2500 Growth Index             XXX%            XXX%             XXX%
--------------------------------------------------------------------------------
Heritage                              XXX%            XXX%             XXX%
S&P Mid Cap 400 Index                 XXX%            XXX%             XXX%
--------------------------------------------------------------------------------

**********LEFT MARGIN CALLOUTS

The funds' total returns for the period from January 1, 1998, to September 30, 1998, are:

Growth                                                              XXX%
Ultra                                                               XXX%
Select                                                              XXX%
Vista                                                               XXX%
Heritage                                                            XXX%

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS




Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the Directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of each fund. The amount of the management fee is calculated daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees) and extraordinary expenses.




The Fund Management Teams

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment teams are identified below:

Growth
C. Kim Goodwin
Ms. Goodwin, Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University and an MBA in finance from the University of Texas.

Gregory J. Woodhams
Mr. Woodhams, Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. Mr. Woodhams was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an MBA in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

Ultra
James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, joined American Century as a portfolio manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.

John R. Sykora
Mr. Sykora, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since August 1997. He joined American Century in May 1994 as an Investment Analyst. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri from August 1993 to April 1994. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.

Bruce A. Wimberly
Mr. Wimberly, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA. He has a bachelor of arts from Middlebury College and an MBA in finance from Kellogg Graduate School of Management.

Select
Jean C. Ledford
Ms. Ledford, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.

Richard S. Welsh
Mr. Welsh, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as Equity Research Analyst for Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.

Vista
Arnold K. Douville
Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

Glenn A. Fogle
Mr. Fogle, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

Heritage
Harold S. Bradley
Mr. Bradley, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and for the past 10 years, has managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.

Linda K. Peterson
Ms. Peterson, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS




Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.




Investing With American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
7 a.m. to 7 p.m. Central time      shares from another American Century           bank account.
                                   account. (This service is not
Automated Information Line         available if you have chosen to do             Sell shares
1-800-345-8765                     business in writing only.)                     Call an Investor Services Representative.
24 hours a day
seven days a week                  Exchange shares
                                   Call us or use our Automated Information Line
                                   if you have authorized us to accept telephone
                                   instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Follow the instructions online if you have
                                   can open an account by exchanging              authorized us to invest from your bank
                                   shares from another American Century           account.
                                   account online. (This service is not
                                   available if you have chosen to do             Sell shares
                                   business in writing only.)                     Not available.

                                   Exchange shares
                                   Exchange shares from another American Century account.





A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------------------------------------   -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o  Our bank information:                         You can receive redemption proceeds by
*    Please remember that           -     Commerce Bank N.A.                      wire  or electronic transfer.  (This
     if you request                 -     Routing No. 101000019                   service is not available if you have
     redemptions by wire, $10       -     ACMF Account No. 2804918                chosen to do business in writing only.)
     will be deducted from the   o        The fund name
     amount wired. Your bank     o        Your American Century account number
     also may charge a fee.      o        Your name
                                 o        The contribution year (for IRAs only)   Exchange shares
                                                                                  Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or Automatic          Exchange shares
                                 Redemption.                                      Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your
                                 transactions in person, visit one of our
                                 Investor Centers and a representative can help
                                 you open an account, make additional
                                 investments, sell or exchange shares. Here are
                                 the Investor Centers you can visit

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado








Minimum Initial Investment Amounts

To open an account the minimum investments are as follows for:
----------------------------------------------------------------------
Individual or Joint                                            $2,500
Traditional IRA                                                $1,000
Roth IRA                                                       $1,000
Education IRA                                                    $500
UGMA/UTMA                                                      $1,000
403(b)                                                     No minimum

Redemption of shares in low-balance accounts

If your account falls below the minimum balance we will notify you and give you 90 days to meet the minimum or, for most types of equity accounts, to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS




Share Price and Distributions

Share Price

We determine the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS





Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution     Tax rate for 15% Bracket Tax rate for 28% Bracket or above
------------------------ ------------------------ ---------------------------------
Short-term capital gains   Ordinary income rate          Ordinary income rate
Long-term capital gains             10%                          20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held for 12 months or less. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS

Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.




Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o   share price at the beginning of the period
o   investment income and capital gains or losses
o   distributions of income and capital gains paid to shareholders
o   share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o   Expense Ratio--operating expenses as a percentage of average net assets
o Net Income Ratio--net investment income as a percentage of average net assets
o   Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.





Growth

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.







Ultra
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Select

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Vista

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Heritage

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.



At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. It will save you time and a trip to the bank. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library that are available to you. Financial FYI, a growing library of one-page resources, clearly and quickly explains various financial subjects to help you make informed decisions. To request one of these articles, call an Investor Services Representative.




More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

v    On the internet.      www.sec.gov.

v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Limited-Term Bond
Intermediate-Term Bond
Bond

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.



Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The funds' primary investments and risks

o    A description of who may or may not want to invest in the funds

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.




Table of Contents

An Overview of the Funds...............................................2

Fees and Expenses......................................................3

Detailed Information about the Funds...................................4

         Limited-Term Bond
         Intermediate-Term Bond
         Bond

Basics of Fixed Income Investing......................................12

Management............................................................15

Investing with American Century.......................................18

Share Price and Distributions.........................................21

Taxes.................................................................22

Multiple Class Information............................................22

Financial Highlights..................................................23

At Your Service.......................................................22

Fund Reference
                             Fund Code      Ticker          Newspaper Listing
--------------------------------------------------------------------------------
Limited-Term Bond            033            N/A             LtdBnd
Intermediate-Term Bond       034            TWITX           IntTrBd
Bond                         027            TWLBX           Bond
--------------------------------------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS




An Overview of the Funds

What are the funds' investment goals?

These funds seek income from investments in corporate bonds and other debt obligations.

What are the funds' primary investments and risks?

The funds invest most of their assets in quality debt securities issued by corporations. The chart below shows the primary differences among the funds. Additional important information about the funds' investment strategies and risks begins on page 4.

Fund                     Primary Investments                          Primary Risks
------------------------ -------------------------------------------- ------------------------
Limited-Term Bond        Quality short-term debt securities           Liquidity risk
                                                                      Some credit risk
                                                                      Some interest rate risk
Intermediate-Term Bond   Quality intermediate-term debt securities    Liquidity risk
                                                                      Some credit risk
                                                                      Interest rate risk
Bond                     Quality intermediate- and longer-term debt   Liquidity risk
                         securities                                   Some credit risk
                                                                      High interest rate risk
------------------------ -------------------------------------------- ------------------------

**********LEFT MARGIN CALLOUT

Debt securities means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

**********END LEFT MARGIN CALLOUT

Who may want to invest in the funds?

The funds may be a good investment if you are

0    seeking current income

0    comfortable with the funds' other investment risks

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0    investing for long-term growth

0    looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


**********END LEFT MARGIN CALLOUTS








Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Investor Class shares of other American Century funds

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)
                             Management Fee      Distribution and          Other       Total Annual Fund Operating
                                                 Service (12b-1) Fees      Expenses1   Expenses
---------------------------- ------------------- ------------------------- ----------- ------------------------------
Limited-Term Bond            0.70%               None                      0.00%       0.70%
---------------------------- ------------------- ------------------------- ----------- ------------------------------
Intermediate-Term Bond       0.75%               None                      0.00%       0.75%
---------------------------- ------------------- ------------------------- ----------- ------------------------------
Bond                         0.80%               None                      0.00%       0.80%

1 Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Examples of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above,

 ... your cost of investing in the fund would be:

                             1 Year     3 Years    5 Years    10 Years
---------------------------- ---------- ---------- ---------- -----------
Limited-Term Bond            $71        $224       $389       $868
---------------------------- ---------- ---------- ---------- -----------
Intermediate-Term Bond       $76        $239       $416       $928
---------------------------- ---------- ---------- ---------- -----------
Bond                         $82        $255       $443       $987

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS







Detailed Information About the Funds

Limited-Term Bond
Intermediate-Term Bond
Bond

What are the funds' investment objectives?

These funds seek income from investments in corporate bonds and other debt obligations.

How do the funds implement their investment objectives?

The funds invest most of their assets in quality debt securities of differing maturities. However, up to 15% of the funds' assets may be invested in securities rated in the fifth highest category by an independent ratings agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or to expand their business. The remainder will be invested in short-term money market instruments. For more information about the funds' credit quality standards and about credit risk, please see "BASICS OF FIXED INCOME INVESTING" beginning on page XX.

**********LEFT MARGIN CALLOUTS

A quality debt security is one that has been determined to be investment grade. This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their four higher rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.

**********END LEFT MARGIN CALLOUTS

What is the difference between the three funds?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.

                            Expected Weighted Average
                            Maturity Range
--------------------------------------------------------
Limited-Term Bond           1-5 years
Intermediate-Term Bond      3-10 years
Bond                        8-20 years

What are the primary risks of investing in the funds?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

                                Potential Income   Potential Loss
----------------------------------------------------------------------
Limited-Term Bond               Lower              Lower
Intermediate-Term Bond          Moderate           Moderate
Bond                            Higher             Higher

Although most of the securities purchased by the funds are quality debt securities at the time of purchase, the funds may invest part of their assets in securities rated in the lowest investment grade category (e.g., BBB) and up to 15% of their assets in securities rated in the fifth category (e.g., BB). As a result, the funds have some credit risk. Although they are considered investment grade, issuers of BBB rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB rated securities (and securities of similar quality) are considered to force major uncertainties or exposure to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.







Fund Performance History

The performance information on this page is designed to help you understand how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years (or for each full year in the life of the fund if less than 10 years). It indicates the volatility of the funds' historical returns from year to year.

[GRAPH  DEPICTING  10  YEAR  ANNUAL  TOTAL  RETURNS  (OR  SINCE  INCEPTION)  FOR
LIMITED-TERM  BOND,   INTERMEDIATE-TERM  BOND  AND  BOND;  UPDATED  FIGURES  NOT
AVAILABLE]

Highest and Lowest Quarterly Returns
The highest and lowest returns of the funds' Investor Class shares for a quarter during the last 10 calendar years (or the life of the fund if less than 10 years) are provided below to indicate the funds' historical short-term volatility.

[GRAPH DEPICTING HIGHEST AND LOWEST QUARTERLY RETURNS FOR LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the funds' Investor Class Shares for the periods indicated during the last 10 calendar years. The benchmarks are included for long-term performance comparison. The benchmarks are unmanaged indices that have no operating costs.

                                                        1 year         5 years        10 years       Life of Fund*
--------------------------------------------------------------------------------------------------------------------
Limited-Term Bond                                       3.17%          N/A            N/A            3.33%
Merrill Lynch 1- to 5-year Govt./Corp. Index            X.XX%          X.XX%          X.XX%          X.XX%
--------------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond                                  3.17%          N/A            N/A            3.33%
Lehman Intermediate Govt./Corp. Index                   X.XX%          X.XX%          X.XX%          X.XX%
--------------------------------------------------------------------------------------------------------------------
Bond                                                    3.17%          3.12%          3.31%          3.33%
Lehman Aggregate Bond Index                             X.XX%          X.XX%          X.XX%          X.XX%

*    The   inception   dates  for  the   funds   are:   Limited-Term   Bond  and
     Intermediate-Term Bond, March 1, 1994; Bond, March 2, 1987.

**********LEFT MARGIN CALLOUTS

The funds' total returns for the period from January 1, 1998, to September 30, 1998, are

Limited-Term Bond               X.XX%
Intermediate-Term Bond          X.XX%
Bond                            X.XX%

*    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com

**********END LEFT MARGIN CALLOUTS






Basics of Fixed Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

0    determining which securities help a fund meet its maturity requirements

0    identifying securities that satisfy a fund's credit quality requirements

0 evaluating the current economic conditions and assessing the risk of inflation

0 evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the advisor calculates the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how an advisor would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                    1,000 days              250 days
Debt Security B        $300,000                       75%                    10,000 days             7500 days
Weighted Average Maturity                                                                            7750 days

Types of Risk

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

* Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio.

* The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS






The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity       Current Price     Price after 1%       Change in price
                              increase
------------------- ------------------ ------------------- ---------------------
1 year                        $100.00              $99.06                -0.94%
3 years                        100.00               97.38                -2.62%
10 years                       100.00               93.20                -6.80%
30 years                       100.00               88.69               -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the ratings organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of nonpayment. A lower rating may also indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------------------------- -----------------------------------------------------------------------
                INVESTMENT GRADE                                            NON-INVESTMENT GRADE
-------------------------------------------------- -----------------------------------------------------------------------
                      A-1                     A-2      A-3
                      P-1                     P-2      P-3
                    MIG-1                   MIG-2    MIG-3
                     SP-1                    SP-2     SP-3
          AAA          AA           A         BBB       BB             B         CCC          CC           C           D
-------------------------------------------------- -----------------------------------------------------------------------
Limited-Term Bond
--------------------------------------------------------------
Intermediate-Term Bond
--------------------------------------------------------------
Bond
-------------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "EXPLANATION OF FIXED INCOME SECURITIES RATINGS" in the Statement of Additional Information.

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

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*    Credit quality may be lower when the issuer has
o        a high debt level
o        a short operating history
o        a senior level of debt
o        a difficult competitive environment

* The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS






A Comparison of Basic Risk Factors

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                               Interest Rate Risk   Credit Risk    Liquidity Risk   Inflation Risk
------------------------------ -------------------- -------------- ---------------- -----------------
Limited-Term Bond              Low                  Similar        Similar          High
Intermediate-Term Bond         Medium               Similar        Similar          Medium
Bond                           High                 Similar        Similar          Low

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.








Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each fund. The of the management fee for a fund is calculated daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Fees Paid by the Funds to the Advisor for the Most Recent Fiscal Year Ended October 31, 1998
------------------------------------------------------------------------------
------------------------------------------------------------------ -----------
Limited-Term Bond                                                     0.70%
Intermediate-Term Bond                                                0.75%
Bond                                                                  0.80%






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment team are identified below:

Norman E. Hoops
Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages the funds since the fund's inception in March 1994. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

Jeffrey L. Houston
Mr. Houston, Portfolio Manager, has been a member of the team that manages the funds since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.




**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






How to Invest in American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
7 a.m. to 7 p.m. Central time      shares from another American Century           bank account.
                                   account. (This service is not
Automated Information Line         available if you have chosen to do             Sell shares
1-800-345-8765                     business in writing only.)                     Call an Investor Services Representative.
24 hours a day
seven days a week                  Exchange shares
                                   Call us or use our Automated Information Line
                                   if you have authorized us to accept telephone
                                   instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Follow the instructions online if you have
                                   can open an account by exchanging              authorized us to invest from your bank
                                   shares from another American Century           account.
                                   account online. (This service is not
                                   available if you have chosen to do             Sell shares
                                   business in writing only.)                     Not available.

                                   Exchange shares
                                   Exchange shares from another American Century account.





A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------------------------------------   -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o  Our bank information:                         You can receive redemption proceeds by
*    Please remember that           -     Commerce Bank N.A.                      wire  or electronic transfer.  (This
     if you request                 -     Routing No. 101000019                   service is not available if you have
     redemptions by wire, $10       -     ACMF Account No. 2804918                chosen to do business in writing only.)
     will be deducted from the   o        The fund name
     amount wired. Your bank     o        Your American Century account number
     also may charge a fee.      o        Your name
                                 o        The contribution year (for IRAs only)   Exchange shares
                                                                                  Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or Automatic          Exchange shares
                                 Redemption.                                      Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your
                                 transactions in person, visit one of our
                                 Investor Centers and a representative can help
                                 you open an account, make additional
                                 investments, sell or exchange shares. Here are
                                 the Investor Centers you can visit

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado






Minimum Initial Investment Amounts

To open an account the minimum investments are as follows for:
--------------------------------------------------------------------------------
Individual or Joint                                               $5,000
Traditional IRA                                                   $1,000
Roth IRA                                                          $1,000
Education IRA                                                       $500
UGMA/UTMA                                                         $1,000
403(b)                                                        No minimum

Redemption of shares in low-balance accounts

If your account falls below the minimum balance we will notify you and give you 90 days to meet the minimum or, for most types of equity accounts, to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

We determine the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS






Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:


Type of distribution               Tax rate for 15% bracket          Tax rate for 28% bracket or above
----------------------------- ------------------------------------ ---------------------------------------
Short-term capital gains             Ordinary income rate                   Ordinary income rate
Long-term capital gains                       10%                                   20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held for 12 months or less. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS







Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.



Limited-Term Bond
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Intermediate-Term Bond

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.



American Century Bond

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.





At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. It will save you time and a trip to the bank. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library that are available to you. Financial FYI, a growing library of one-page resources, clearly and quickly explains various financial subjects to help you make informed decisions. To request one of these articles, call an Investor Services Representative.






More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

v    On the internet.      www.sec.gov.

v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Balanced

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.




Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.






Table of Contents

An Overview of the Fund.............................................2

Fees and Expenses...................................................3

Detailed Information about the Fund.................................4

Management.........................................................15

Investing with American Century....................................18

Share Price and Distributions......................................21

Taxes..............................................................22

Multiple Class Information.........................................22

Financial Highlights...............................................23

At Your Service....................................................XX

Fund Reference

            Fund Code              Ticker          Newspaper Listing
-------------------------------------------------------------------------------
Balanced    031                    TWBIX           Balanced
-------------------------------------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS



An Overview of the Fund

What is the fund's investment goal?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities.

What is the fund's primary investment strategy?

In selecting stocks for the equity portion of Balanced, the advisor selects primarily from the largest 1500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page XX

What are the fund's principal risks?


o Market Risk       the value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

oInterest Rate Risk when  interest  rates  change,   the  value  of  the  fund's
                    fixed-income securities will be affected.

o Principal Loss    as with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

0 seeking a fund that combines the potential for long-term capital growth with income

0 seeking the convenience of a fund that invests in both equity and fixed-income securities

0    comfortable with the risks associated with the fund's investment strategy

0        investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you

0    do not want current income from your investment

0    investing for a short period of time

0    uncomfortable with volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS





Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Investor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)
           Management Fee   Distribution and         Other          Total Annual Fund
                            Service (12b-1) Fees     Expenses1      Operating Expenses
---------- ---------------- ------------------------ -------------- -----------------------
Balanced   1.00%            None                     0.00%          1.00%
---------- ---------------- ------------------------ -------------- -----------------------
1    Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 ... your cost of investing in the fund would be:
            1 Year          3 Years          5 Years          10 Years
----------- --------------- ---------------- ---------------- ----------------
Balanced    $102            $318             $551             $1,219
----------- --------------- ---------------- ---------------- ----------------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS





Detailed Information about the Fund

Balanced

What is the fund's investment objective?

The fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the manager uses a computer to build a portfolio of stocks from the ranking described earlier that it thinks will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income senior securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed income portion may be invested in the fourth category rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

**********LEFT MARGIN CALLOUTS

Senior Securities is a term that refers to the bonds of a company that are first in line for payment if it has difficulties meeting its payment obligations. As long as a series of a company's bonds is not subordinated to another series of the company's bonds, it is considered "senior" debt.

Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

**********END LEFT MARGIN CALLOUTS



Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

* Fixed-income securities are rated by nationally recognized securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

o The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk for Balanced is higher than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher rated bonds.

As with all funds, at any given time, the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.






Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years (or for each full year in the life of the fund if less than 10 years). It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS FOR BALANCED SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the fund's shares for a calendar quarter during the life of the fund are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that the fund is intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR BALANCED SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the last 10 calendar years. The Blended Index is included as a benchmark for performance comparison. The benchmark is an unmanaged index that has no operating costs.

                            1 year           5 years          10 years
-------------------------------------------------------------------------------
Balanced                    XXX%             XXX%             XX.X%
Blended Index*              XXX%             XXX%             XX.X%
-------------------------------------------------------------------------------

* The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the Blended Index consists of the Lehman Intermediate Government/Corporate Index, which represents the fixed income portion.

**********LEFT MARGIN CALLOUTS

The fund's total return for the period from January 1, 1998, to September 30, 1998, is:

Balanced      X.XX%

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS






Management

Who manages the fund?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the Directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of 1.0% the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal fees) and extraordinary expenses.




The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team are identified below:

Norman E. Hoops

Norman E. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts degree from Indiana University and an MBA from Butler University.

John Schniedwind

John Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science degree from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler

Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Jeffrey L. Houston

Jeffrey L. Houston, Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS




Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






How to Invest in American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
7 a.m. to 7 p.m. Central time      shares from another American Century           bank account.
                                   account. (This service is not
Automated Information Line         available if you have chosen to do             Sell shares
1-800-345-8765                     business in writing only.)                     Call an Investor Services Representative.
24 hours a day
seven days a week                  Exchange shares
                                   Call us or use our Automated Information Line
                                   if you have authorized us to accept telephone
                                   instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Follow the instructions online if you have
                                   can open an account by exchanging              authorized us to invest from your bank
                                   shares from another American Century           account.
                                   account online. (This service is not
                                   available if you have chosen to do             Sell shares
                                   business in writing only.)                     Not available.

                                   Exchange shares
                                   Exchange shares from another American Century account.





A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------------------------------------   -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o  Our bank information:                         You can receive redemption proceeds by
*    Please remember that           -     Commerce Bank N.A.                      wire  or electronic transfer.  (This
     if you request                 -     Routing No. 101000019                   service is not available if you have
     redemptions by wire, $10       -     ACMF Account No. 2804918                chosen to do business in writing only.)
     will be deducted from the   o        The fund name
     amount wired. Your bank     o        Your American Century account number
     also may charge a fee.      o        Your name
                                 o        The contribution year (for IRAs only)   Exchange shares
                                                                                  Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or Automatic          Exchange shares
                                 Redemption.                                      Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your
                                 transactions in person, visit one of our
                                 Investor Centers and a representative can help
                                 you open an account, make additional
                                 investments, sell or exchange shares. Here are
                                 the Investor Centers you can visit

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado





Minimum Initial Investment Amounts

To open an account the minimum investments are as follows for:
--------------------------------------------------------------------------------
Individual or Joint                                                  $2,500
Traditional IRA                                                      $1,000
Roth IRA                                                             $1,000
Education IRA                                                          $500
UGMA/UTMA                                                            $1,000
403(b)                                                           No minimum

Redemption of shares in low-balance accounts

If your account falls below the minimum balance we will notify you and give you 90 days to meet the minimum or, for most types of equity accounts, to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Special requirements for large redemptions

The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.



Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.





Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of the fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The "net asset value" of the fund is the price of its shares.

"Capital gains" is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS




Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of distribution        Tax rate for 15% bracket     Tax rate for 28% bracket or above
------------------------- --------------------------- -----------------------------------------
Short-term capital gains      Ordinary income rate              Ordinary income rate
Long-term capital gains                10%                              20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held less than or equal to 12 months. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.




Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998, have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors whose report thereon also is incorporated by reference into the Statement of Additional Information.




Balanced

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.





At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. It will save you time and a trip to the bank. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library that are available to you. Financial FYI, a growing library of one-page resources, clearly and quickly explains various financial subjects to help you make informed decisions. To request one of these articles, call an Investor Services Representative.



More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

v    On the internet.      www.sec.gov.

v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Giftrust

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.





Table of Contents

An Overview of the Fund......................................................2

Fees and Expenses............................................................3

Detailed Information about the Fund..........................................4

Management..................................................................15

How to Open and Make Additional Investments in a Giftrust Account...........18

Managing the Account of a Matured Giftrust..................................19

Share Price and Distributions...............................................21

Taxes.......................................................................22

Financial Highlights........................................................XX

At Your Service.............................................................XX


Fund Reference
                           Fund Code      Ticker      Newspaper Listing
--------------------------------------------------------------------------------
 Giftrust                     025            TWGTX       Gift
--------------------------------------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS

An Overview of the Fund

What is the fund's investment goal?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?

The fund looks for common stocks of growing, small- to medium-sized companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page XX.

The fund's principal risks include:

o Market Risk       The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the fund's shares may  fluctuate  significantly in the short term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are looking for a unique way to give a gift to a child or another individual. You cannot establish or make investments in a Giftrust for yourself, your spouse or an entity other than an individual (such as a corporation, partnership or other profit or nonprofit organization) as a beneficiary. Instead, you must establish an irrevocable trust using the Giftrust Agreement that is part of the Giftrust Kit from American Century.

The Giftrust trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in a Giftrust are held in trust until the maturity date you specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time you make the first gift in the Giftrust or until the recipient reaches the age of majority, whichever is later. The Giftrust is irrevocable. Before the maturity date you specify, neither you nor the beneficiary may amend the terms of the trust in any way.

After the maturity of the Giftrust, the beneficiary may continue to own the Giftrust shares, but may not make additional Giftrust investments, except for reinvestment of distributions.

Who may not want to invest in the fund?

The fund is not be a good investment if you are

     0    uncomfortable giving up control over your gift

     0 uncomfortable with the risks associated with the fund's investment strategy and its short-term volatility

     0    seeking  an  investment   that  qualifies  for  the  annual  Gift  Tax
          exclusion. See "Taxes" on page XX.

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS





Fees and Expenses

There are no sales loads or fees or other charges

     0    to establish a Giftrust account

     0    to reinvest dividends in additional shares

     0 for the beneficiary to exchange into the Investor Class shares of other American Century funds once the Giftrust has matured

The following tables describe the fees and expenses that a Giftrust may pay during the life of the trust.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
         Management Fee    Distribution and Service Other Expenses1     Total Annual Fund
                           (12b-1) Fees                                 Operating Expenses
-------- ----------------- ------------------------ ------------------- ------------------------
Giftrust 1.00%             None                     0.00%               1.00%
-------- ----------------- ------------------------ ------------------- ------------------------

1 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming ...

o        you establish a $10,000 Giftrust account

o        the account earns a 5% return each year and

o        the same operating expenses shown above apply each year

 ... the cost of investing in the fund would be:

                1 Year     3 Years     5 Years     10 Years
--------------- ---------- ----------- ----------- ------------
Giftrust        $102       $318        $551        $1,219
--------------- ---------- ----------- ----------- ------------

Trust Expenses

Each Giftrust account for which the trustee files a tax return will be charged a $10 fee to help offset a portion of the cost of preparing the return. See "Taxes" on page XX.

Additionally, each maturing Giftrust account established after March 31, 1996 will be charged a $100 administrative fee to help cover the costs incurred by the trustee as a result of the Giftrust reaching maturity.

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS



Detailed Information about the Fund

Giftrust

What is the fund's investment objective?

The fund seeks long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

The fund managers look for stocks of small- to medium-sized companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

**********LEFT MARGIN CALLOUTS

* Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

**********END LEFT MARGIN CALLOUTS

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

What kinds of securities does the fund buy?

Giftrust will usually purchase common stocks of small- to medium-sized U.S. and foreign companies, but it can purchase other types of securities, as well. Companies considered to be small generally have a market capitalization of less than $1 billion, and medium-sized companies generally have a market capitalization between $1 billion and $5 billion. The fund also may invest in domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

**********LEFT MARGIN CALLOUTS

* Market capitalization means the value of a company, as determined by multiplying the number of shares of stock it has outstanding by the stock's current market price per share.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

o The minimum term of a Giftrust is 10 years. Neither the person establishing the Giftrust nor the beneficiary of the trust may elect to withdraw the gift before the expiration of the term of the trust.

o The value of a Giftrust's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Giftrust owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The fund manager may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

o Because Giftrust generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

o As with all funds, at any given time, the value of your shares of Giftrust may be worth more or less than the price you paid.

o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

o Although the fund managers invest the fund's assets primarily in U.S. stocks, Giftrust can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

In summary, Giftrust is intended for investors who want to give a gift to another individual, but want that gift to have the potential to grow over time (at least 10 years) in a fund that seeks long-term capital growth through an aggressive equity fund. Investors wanting to make such a gift must be willing to give up control over the gift forever and accept the risks associated with the fund's investment strategy.




Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS FOR GIFTRUST DURING THE LAST TEN YEARS; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the fund's shares for a calendar quarter during the last 10 calendar years are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that trusts investing in Giftrust have a long-term investment horizon and the fund is not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR GIFTRUST DURING THE LAST TEN YEARS; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the last 10 calendar years. The Russell 2000 Growth Index is included as a benchmark for performance comparison. The benchmark is an unmanaged index that has no operating costs.

                                 1 year        5 years          10 years
------------------------------------------------------------------------
Giftrust                         XXX%          XXX%             XXX%
Russell 2000 Growth Index        XXX%          XXX%             XXX%
------------------------------------------------------------------------


**********LEFT MARGIN CALLOUTS

The fund's total return for the period from January 1, 1998, to September 30, 1998, is:

Giftrust              X.XX%

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS




Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of 1.0% the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.




The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment team are identified below:

Christopher K. Boyd

Mr. Boyd, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

John D. Seitzer

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since the fund's inception. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a B.S. in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS




Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.




         How to Open and Make Additional Investments in a Giftrust Account

Conducting Business in Writing

You must conduct business in writing on a Giftrust account unless you establish telephone services. Please remember that the person establishing a Giftrust account may make additional gifts before it matures, but gives up the right to sell or exchange shares. If you choose to do business in writing only, you must provide written instructions to make additional gifts into the Giftrust account. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------------------- -------------------------------------------------
By telephone                       Open an account                              Make additional gifts
Investor Services                  The initial Giftrust account must            Call us or use our Automated Information Line
1-800-345-2021                     be established in writing.  Call us          if you have authorized us to invest from your
7 a.m. to 7 p.m., Central time     for a Giftrust Kit.                          bank account.

Automated Information Line
1-800-345-8765
24 hours a day
seven days a week
---------------------------------- -------------------------------------------- -------------------------------------------------
---------------------------------- -------------------------------------------- -------------------------------------------------
By mail or fax                     Open an account                              Make additional gifts
PO Box 419200                      Send a signed and completed                  Send your check or money order for at least $50
Kansas City, MO 64141-6200         application, Giftrust Agreement and          with an investment slip or $250 without an
                                   check or money order payable to              investment slip. If you don't have an
Fax 816-340-7962                   American Century Investments.                investment slip, include your name, address and
                                                                                account number on your check or money order.
                                   Exchange shares Send us written  instructions
                                   to exchange your shares from another American
                                   Century account into the Giftrust account


---------------------------------- -------------------------------------------- -------------------------------------------------
---------------------------------- -------------------------------------------- -------------------------------------------------
By wire                            Open an account                              Make additional investments
                                   Send a signed and completed                  Follow the wire instructions provided in the
                                   application and Giftrust Agreement           Open an account section
                                   Give your bank the following
                                   information:

                                   o  Our bank information
                                            Commerce Bank N.A.
                                            Routing No. 101000019
                                            ACMF Account No. 2804918
                                   o  The fund name
                                   o  Your American Century account number
                                   o  Your name
---------------------------------- -------------------------------------------- -------------------------------------------------
---------------------------------- -------------------------------------------- -------------------------------------------------
Automatically                      Open an account                              Make additional investments
                                   Not available.                               Select "Establish Automatic Investments" on
                                                                                your application to make automatic gifts of
                                   Exchange shares                              shares on a regular basis. You must invest at
                                   Send us written instructions to set          least $600 per year per account.
                                   up an automatic exchange of shares
                                   from another American Century
                                   account to the Giftrust account.


---------------------------------- -------------------------------------------- -------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------
In person                          If you prefer to handle your  transactions in person,  visit one of our Investor
                                   Centers and a  representative  can help you open an account and make  additional investments. Here are the Investor Centers you can visit.



                                   4500 Main Street                        4917 Town Center Dr.
                                   Kansas City, Missouri                   Leawood, Kansas

                                   1665 Charleston Road                    2000 S. Colorado Blvd.
                                   Mountain View, California               Denver, Colorado
---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------


Managing the Account of a Matured Giftrust

The beneficiary will be notified when the Giftrust reaches maturity. At that time, the Giftrust shares will be transferred to a Giftrust account established in the sole name and Social Security number of the beneficiary. The beneficiary will decide to do business either in writing only or with telephone services by phone, online and wire. The beneficiary cannot make additional investments into the Giftrust account.

If in writing only service is established once the Giftrust matures, the beneficiary will need to provide written instructions in order to exchange and redeem Giftrust shares. If the beneficiary wants to add services later, you can complete an Investor Service Options form.


-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------- ----------------------------------------------
By telephone                       Exchange shares                                 Sell shares
Investor Services                  Call us or use our Automated                    Call an Investor Services Representative.
1-800-345-2021                     Information Line if you have
7 a.m. to 7 p.m., Central time     authorized us to accept telephone
                                   instructions.
Automated Information Line
1-800-345-8765
24 hours a day
seven days a week
---------------------------------- ----------------------------------------------- ----------------------------------------------
---------------------------------- ----------------------------------------------- ----------------------------------------------
By mail or fax                     Exchange shares                                 Sell shares
PO Box 419200                      Send us written instructions to                 Send us written instructions to sell shares
Kansas City, MO 64141-6200         exchange shares from the Giftrust               or send us a redemption form. Call an
                                   account to another American Century             Investor Services Representative to request
Fax 816-340-7962                   fund.                                           a form.
---------------------------------- ----------------------------------------------- ----------------------------------------------
---------------------------------- ----------------------------------------------- ----------------------------------------------
Online                             Exchange shares                                 Sell shares
www.americancentury.com            Exchange shares into another American           Not available.
                                   Century account.


---------------------------------- ----------------------------------------------- ----------------------------------------------
---------------------------------- ----------------------------------------------- ----------------------------------------------
By wire                            Exchange shares                                 Sell shares
                                   Not available.                                  You can receive redemption proceeds
                                                                                   by wire  or electronic transfer.
                                                                                   (This service is not available
                                                                                   if  you  have   chosen  to  do
                                                                                   business in writing only.)


* Please remember that if you request redemptions by wire, $10 will be deducted from the amount wired. Your bank also may charge a fee.

---------------------------------- ----------------------------------------------- ----------------------------------------------
---------------------------------- ----------------------------------------------- ----------------------------------------------
Automatically                      Exchange shares                                 Sell shares
                                   Send us written instructions to set             If you  have at  least  $10,000  in
                                   up an  automatic  exchange  of your             your    account,     sell    shares
                                   shares from the Giftrust account to             automatically    by    establishing
                                   another American Century account.               Check-A-Month      or     Automatic
                                                                                   Redemption.

---------------------------------- ----------------------------------------------- ----------------------------------------------
---------------------------------- ----------------------------------------------- ----------------------------------------------
In person                          If you prefer to handle your  transactions in person,  visit one of our Investor
                                   Centers and a representative can help you sell or exchange shares.  Here are the
                                   Investor Centers you can visit


                                   4500 Main Street                        4917 Town Center Dr.
                                   Kansas City, Missouri                   Leawood, Kansas

                                   1665 Charleston Road                    2000 S. Colorado Blvd.
                                   Mountain View, California               Denver, Colorado
---------------------------------- ----------------------------------------------- ----------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------





Minimum Investment Amounts

Your initial gift to a Giftrust account must be at least $500. All additional gifts must be at least $50 or more.

A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. These will be sent to the beneficiary's address. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.




Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of the fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when shares of the fund can't be purchased or redeemed.

We will price your gift, or an exchange or redemption by the beneficiary, at the net asset value next determined after we receive the transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to quality as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Giftrust generally pays distributions of capital gains, if any, once a year, in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are required to be reinvested automatically in additional shares.

**********LEFT MARGIN CALLOUTS

The net asset value of the fund is the price of its shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS




Taxes

The following is only a summary of the tax law effects of establishing a Giftrust account. The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening a Giftrust account. Distributions, which may consist of dividend and interest income the fund has received or capital gains it has generated, or both, and by sales of fund shares by beneficiaries after the net asset value has increased or decreased will cause a tax to be owed by the Trust.

Taxability of Distributions

Distributions   of  income  are  taxable  to  the  trust  as  ordinary   income.
Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax rate for 15% Bracket         Tax rate for 28% Bracket or above
------------------------------- ------------------------------------ -------------------------------------
Short-term capital gains               Ordinary income rate                  Ordinary income rate
Long-term capital gains                         10%                                  20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long the Giftrust has been in existence. No federal income tax is due from the trust unless its income exceeds $100 in a year. Distributions also may be subject to state and local taxes. The trustee files all state and federal tax returns and pays the taxes out of the assets of the trust. A $10 fee is charged to the trust in each year a tax return is filed.

Taxes on Transactions

Redemptions by beneficiaries once the Giftrust has matured -- including exchanges to other American Century funds -- are subject to capital gains tax. Based on current tax law, which is subject to change, gains or losses would be treated as long-term capital gains or losses and taxed at either the 10% or 20% tax rate.

Gift Taxes

Establishing a Giftrust (and making future contributions) is considered a gift of a future interest under the federal income tax code. That means the gift does not quality for the annual gift tax exclusion of $10,000 (indexed for inflation after 1998). If you give a Giftrust, you must file a United States Gift Tax Return (Form 709). If you make additional investments in subsequent years, a Gift Tax Return must be filed for each year's gift. No gift tax is payable until your cumulative lifetime gifts exceed the exemption equivalent of $625,000 (beginning in 1998 and increasing to $1 million in 2006). Each gift is applied against the exemption equivalent that would otherwise be available in the future.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS




Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998, have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.




Giftrust

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year                        $XX.XX        $XX.XX         $XX.XX        $XX.XX        $XX.XX
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                       ============= ============== ============= ============= ==============
Net Asset Value, End of Year
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets

Ratio of Net Investment Income to Average Net Assets

Net Assets, End of Year (in thousands)



24       American Century Investments                             1-800-345-2021


At Your Service

Surf the Net

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. You can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library that are available to you. Financial FYI, a growing library of one-page resources, clearly and quickly explains various financial subjects to help you make informed decisions. To request one of these articles, call an Investor Services Representative.



More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

v    On the internet.      www.sec.gov.

v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

High-Yield

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.




Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.






Table of Contents

An Overview of the Fund................................................2

Fees and Expenses......................................................3

Detailed Information about the Fund....................................4

Basics of Fixed Income Investing.......................................6

Management.............................................................8

Investing with American Century.......................................12

Share Price and Distributions.........................................15

Taxes.................................................................16

Multiple Class Information............................................17

Financial Highlights..................................................18

At Your Service.......................................................18

Fund Reference
                     Fund Code         Ticker          Newspaper Listing
--------------------------------------------------------------------------------
High-Yield           101               ABHIX           HighYld
--------------------------------------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS

An Overview of the Fund

What is the fund's investment goals?

This fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

What are the fund's primary investment strategies and principal risks?

The fund invests primarily in a diversified portfolio of lower-rated corporate debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks, including

o        credit risk
o        liquidity risk
o        interest rate risk

Additional important information about the fund's investment strategies and risks begin on page 4.

**********LEFT MARGIN CALLOUT

Debt securities means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

**********END LEFT MARGIN CALLOUT

Who may want to invest in the fund?

The funds may be a good investment if you are

0    seeking high current income with the potential for capital gains

0    investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

0    uncomfortable with the risk of investing in lower-rated debt securities

0    looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS




Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Investor Class shares of other American Century funds

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)
                Management Fee    Distribution and          Other Expenses1   Total Annual Fund
                                  Service (12b-1) Fees                        Operating Expenses
--------------- ----------------- ------------------------- ----------------- ----------------------
High-Yield      0.90%             None                      0.00%             0.90%
--------------- ----------------- ------------------------- ----------------- ----------------------

1 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Examples of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in the fund with those of other mutual funds. Assuming you. . .

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 . . . your cost of investing in the fund would be:
                1 Year       3 Years       5 Years      10 Years
--------------- ------------ ------------- ------------ ------------
High-Yield      $92          $286          $497         $1,104
--------------- ------------ ------------- ------------ ------------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS



Detailed Information About the Fund

High-Yield

What is the fund's investment objective?

The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities.

How does the fund pursue its investment objective?

The fund invests primarily in high-yield corporate debt securities, with an emphasis on securities that are rated below investment grade.

**********LEFT MARTIN CALLOUT

* A high-yield security is one that has been rated below one of the four highest categories by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. A discussion of the authorized credit quality range of the fund and credit risk starts on page XX.

**********END LEFT MARTIN CALLOUT

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including income producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.

The fund has no average maturity limitations, but it typically invests in intermediate- and long-term bonds.

What are the primary risks of investing in the fund?

The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term bonds, the interest rate risk for High-Yield is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page [xx] for more information about the affects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The fund's share value will fluctuate. In general, funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.




Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS FOR HIGH-YIELD SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the fund's Investor Class shares for a quarter during the life of the fund are provided below to indicate the fund's historical short-term volatility.

[GRAPH DEPICTING HIGHEST AND LOWEST QUARTERLY RETURNS FOR HIGH-YIELD; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated during the last 10 calendar years. The DLJ High Yield Index is included as a benchmark for long-term performance comparison.
The benchmark is an unmanaged index that has no operating costs.

                           1 year        Life of Fund*
-------------------------------------------------------------
High Yield                 ____%         ____%
DLJ High Yield Index       X.XX%         X.XX%

*  The inception date for the fund is September 30, 1997.

**********LEFT MARGIN CALLOUTS

The fund's total returns for the period from January 1, 1998, to September 30, 1998, are

High-Yield                    X.XX%

*    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS




Basics of Fixed Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

0    identifying securities that satisfy the fund's credit quality requirements

0 evaluating the current economic conditions and assessing the risk of inflation

0 evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the advisor calculates the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how an advisor would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                    1,000 days              250 days
Debt Security B        $300,000                       75%                    10,000 days             7500 days
Weighted Average Maturity                                                                            7750 days

Types of Risk

The basic types of risk that fixed income securities face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

* Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio.

* The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS




When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price        Price after 1%        Change in price
                                                 increase
------------------- ---------------- --------------------- ---------------------
1 year                      $100.00                $99.06                 -0.94%
3 years                      100.00                 97.38                 -2.62%
10 years                     100.00                 93.20                 -6.80%
30 years                     100.00                 88.69                -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the ratings organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Conversely, a lower credit rating indicates a greater risk of nonpayment. A lower rating may also indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund, such as High-Yield, purchases lower-rated securities in an effort to achieve higher yields, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.


------ ---------- ----- --------- --------- ----- ------- ------- ------ -------
             A-1             A-2       A-3
             P-1             P-2       P-3
           MIG-1           MIG-2     MIG-3
            SP-1            SP-2      SP-3
 AAA          AA   A         BBB        BB   B     CCC      CC      C      D
----------------------- --------------------------------- ----------------------
         XX                            YY                          XX
----------------------- --------------------------------- ----------------------

XX   Denotes authorized quality

YY   Denotes expected quality range of at least 80% of total assets of the fund


Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

**********LEFT MARGIN CALLOUTS

*    Credit quality may be lower when the issuer has

     o    a high debt level
     o    a short operating history
     o    a senior level of debt
     o    a difficult competitive environment

* The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS




Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the Directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of 0.90% percentage of the average net assets of the fund. The amount of the management fee for the fund is calculated daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees) and extraordinary expenses.





The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment team are identified below:

Norman E. Hoops
Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. . He has a bachelor of arts from Indiana University and an MBA from Butler University.

Theresa C. Fennell
Ms. Fennell, Portfolio Manager, has been a member of the team that manages High-Yield since its inception. She joined American Century in June 1997. Prior to joining American Century, she was an Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor of arts in economics from the University of Virginia. Ms. Fennell is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS




Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.




Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
7 a.m. to 7 p.m. Central time      shares from another American Century           bank account.
                                   account. (This service is not
Automated Information Line         available if you have chosen to do             Sell shares
1-800-345-8765                     business in writing only.)                     Call an Investor Services Representative.
24 hours a day
seven days a week                  Exchange shares
                                   Call us or use our Automated Information Line
                                   if you have authorized us to accept telephone
                                   instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Follow the instructions online if you have
                                   can open an account by exchanging              authorized us to invest from your bank
                                   shares from another American Century           account.
                                   account online. (This service is not
                                   available if you have chosen to do             Sell shares
                                   business in writing only.)                     Not available.

                                   Exchange shares
                                   Exchange shares from another American Century account.





A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------------------------------------   -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o  Our bank information:                         You can receive redemption proceeds by
*    Please remember that           -     Commerce Bank N.A.                      wire  or electronic transfer.  (This
     if you request                 -     Routing No. 101000019                   service is not available if you have
     redemptions by wire, $10       -     ACMF Account No. 2804918                chosen to do business in writing only.)
     will be deducted from the   o        The fund name
     amount wired. Your bank     o        Your American Century account number
     also may charge a fee.      o        Your name
                                 o        The contribution year (for IRAs only)   Exchange shares
                                                                                  Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or Automatic          Exchange shares
                                 Redemption.                                      Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your
                                 transactions in person, visit one of our
                                 Investor Centers and a representative can help
                                 you open an account, make additional
                                 investments, sell or exchange shares. Here are
                                 the Investor Centers you can visit

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado





Minimum Initial Investment Amounts

To open an account the minimum investments are as follows for:
----------------------------------------------------------------------------
Individual or Joint                                                $5,000
Traditional IRA                                                    $1,000
Roth IRA                                                           $1,000
Education IRA                                                        $500
UGMA/UTMA                                                          $1,000
403(b)                                                         No minimum

Redemption of shares in low-balance accounts

If your account falls below the minimum balance we will notify you and give you 90 days to meet the minimum or, for most types of equity accounts, to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS




Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax in amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed shares with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS




Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of Distribution          Tax rate for 15% Bracket      Tax rate for 28% Bracket or above
---------------------------- ---------------------------- --------------------------------------
Short-term capital gains        Ordinary income rate              Ordinary income rate
Long-term capital gains                  10%                               20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held for 12 months or less. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS






Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.




Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998, have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.




High-Yield

PER SHARE DATA                                         1998          1997
Net Asset Value, Beginning of Year
                                                   ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                   ------------- --------------
   Total From Investment Operations
                                                   ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
   In Excess of Net Realized Gains
                                                   ------------- --------------
                                                   ------------- --------------
   Total Distributions
                                                   ------------- --------------
Net Asset Value, End of Year
                                                   ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.



At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. It will save you time and a trip to the bank. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library that are available to you. Financial FYI, a growing library of one-page resources, clearly and quickly explains various financial subjects to help you make informed decisions. To request one of these articles, call an Investor Services Representative.


More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

v    On the internet.      www.sec.gov.

v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

New Opportunities

Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.



Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.





Table of Contents

An Overview of the Fund....................................................2

Fees and Expenses..........................................................3

Detailed Information about the Fund........................................4

Management................................................................15

Investing With American Century...........................................18

Share Price and Distributions.............................................21

Taxes.....................................................................22

Financial Highlights......................................................23

At Your Service...........................................................22

Fund Reference
                       Fund Code        Ticker         Newspaper Listing
------------------------------------------------------------------------------
 New Opportunities     036              TWNOX          New Opp
------------------------------------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS


An Overview of the Fund

What is the fund's investment goal?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?

The fund looks for common stocks of growing companies. The basis of the strategy used by these fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page XX

The fund's principal risks include:

o Market Risk       The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the fund's shares may  fluctuate  significantly in the short term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, will lose money.

Who may want to invest in the fund?

New Opportunities is only available for purchase by participants in American Century's Priority Investors Program and employees of American Century. The fund may be a good investment if you are

0    seeking long-term capital growth from your investment

0    comfortable with the fund's short-term price volatility

0    comfortable with the risks associated with the fund's investment strategy

0    investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

0    seeking current income from your investment

0    investing for a short period of time

0    uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS




Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Investor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Fees (fees paid directly from your investment)

---------------------- -------------------------------------------------------
New Opportunities      Redemption Fee(as a percentage of amount redeemed)
---------------------- -------------------------------------------------------
Shares held less than                        2.0%
     5 years
Shares held 5 years
     or more                                 None

Annual Operating Expenses (expenses that are deducted from fund assets)
                      Management Fee     Distribution and          Other Expenses1    Total Annual Fund
                                         Service (12b-1) Fees                         Operating Expenses
--------------------- ------------------ ------------------------- ------------------ --------------------
New Opportunities     1.50%              None                      0.00%              1.50%
--------------------- ------------------ ------------------------- ------------------ --------------------

1 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

                       1 Year    3 Years    5 Years    10 Years
---------------------- --------- ---------- ---------- -----------
New Opportunities      $359      $693       $814       $1,778
---------------------- --------- ---------- ---------- -----------

You would pay the following expenses if you did not redeem your shares:

                       1 Year    3 Years    5 Years    10 Years
---------------------- --------- ---------- ---------- -----------
New Opportunities      $152      $472       $814       $1,778
---------------------- --------- ---------- ---------- -----------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS




Detailed Information about the Fund

New Opportunities

What is the fund's investment objective?

The fund seeks long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

The fund managers look for stocks of smaller-sized companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

**********LEFT MARGIN CALLOUTS

* Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

**********END LEFT MARGIN CALLOUTS

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

What kinds of securities does the fund buy?

New Opportunities will usually purchase common stocks of smaller U.S. and foreign companies, but it can purchase other types of securities, as well. Companies considered to be small generally have a market capitalization of less than $1 billion. The fund also may invest in domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

**********LEFT MARGIN CALLOUTS

* Market capitalization means the value of a company, as determined by multiplying the number of shares of stock it has outstanding by the stock's current market price per share.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

o The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
o The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
o Because New Opportunities generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.
o As with all funds, at any given time, the value of your shares of New Opportunities may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.
o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.
o Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

As a result of their investment strategy, the fund is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.





Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years (or for each full year in the life of the fund if less than 10 years). It indicates the volatility of the fund's historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS FOR NEW OPPORTUNITIES SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns
The highest and lowest returns of the fund's shares for a calendar quarter during the life of the fund are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that the fund is intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR NEW OPPORTUNITIES SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the last 10 calendar years. The Russell 2000 Growth Index is included as a benchmark for performance comparison. The benchmark is an unmanaged index that has no operating costs.

                                         1 year        Life of Fund*
-------------------------------------------------------------------------
New Opportunities                        XXX%          XXX%
Russell 2000 Growth Index                XXX%          XXX%
-------------------------------------------------------------------------

*  The inception date for the fund is December 26, 1996.

**********LEFT MARGIN CALLOUTS

The fund's total return for the period from January 1, 1998, to September 30, 1998, is:

New Opportunities                          X.XX%

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS




Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the Directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of 1.50% the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees) and extraordinary expenses.




The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment team are identified below:

Christopher K. Boyd
Mr. Boyd, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

John D. Seitzer
Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since the fund's inception. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a B.S. in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS




Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.




Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Services                  If you are a current investor, you             Call us or use our Automated Information Line
1-800-345-2021                     can open an account by exchanging              if you have authorized us to invest from your
7 a.m. to 7 p.m. Central time      shares from another American Century           bank account.
                                   account. (This service is not
Automated Information Line         available if you have chosen to do             Sell shares
1-800-345-8765                     business in writing only.)                     Call an Investor Services Representative.
24 hours a day
seven days a week                  Exchange shares
                                   Call us or use our Automated Information Line
                                   if you have authorized us to accept telephone
                                   instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419200                      Send a signed and completed                    Send us your check or money order for at
Kansas City, MO 64141-6200         application and check or money order           least $50 with an investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-7962                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you             Follow the instructions online if you have
                                   can open an account by exchanging              authorized us to invest from your bank
                                   shares from another American Century           account.
                                   account online. (This service is not
                                   available if you have chosen to do             Sell shares
                                   business in writing only.)                     Not available.

                                   Exchange shares
                                   Exchange shares from another American Century account.





A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------------------------------------   -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o  Our bank information:                         You can receive redemption proceeds by
*    Please remember that           -     Commerce Bank N.A.                      wire  or electronic transfer.  (This
     if you request                 -     Routing No. 101000019                   service is not available if you have
     redemptions by wire, $10       -     ACMF Account No. 2804918                chosen to do business in writing only.)
     will be deducted from the   o        The fund name
     amount wired. Your bank     o        Your American Century account number
     also may charge a fee.      o        Your name
                                 o        The contribution year (for IRAs only)   Exchange shares
                                                                                  Not available.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or Automatic          Exchange shares
                                 Redemption.                                      Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your
                                 transactions in person, visit one of our
                                 Investor Centers and a representative can help
                                 you open an account, make additional
                                 investments, sell or exchange shares. Here are
                                 the Investor Centers you can visit

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas

                                 1665 Charleston Road                    2000 S. Colorado Blvd.
                                 Mountain View, California               Denver, Colorado





Minimum Initial Investment Amounts

To open an account the minimum investments are as follows for:
--------------------------------------------------------------------------------
Individual or Joint                                                       $2,500
Traditional IRA                                                           $1,000
Roth IRA                                                                  $1,000
Education IRA                                                               $500
UGMA/UTMA                                                                 $1,000
403(b)                                                                No minimum

Redemption of shares in low-balance accounts

If your account falls below the minimum balance we will notify you and give you 90 days to meet the minimum or, for most types of equity accounts, to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Special requirements for large redemptions

The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund managers, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While the fund reserves the right to redeem shares through a redemption-in-kind, we do not expect to exercise this option unless it has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.





Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of the fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax in amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of the fund is the price of its shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS




Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax rate for 15% Bracket  Tax rate for 28% Bracket or
                                                                above
------------------------ -------------------------- ----------------------------
Short-term capital gains     Ordinary income rate       Ordinary income rate
Long-term capital gains               10%                        20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held less than or equal to 12 months. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS





Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



New Opportunities
                                                           1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                     ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                     ------------- --------------
   Total From Investment Operations........
                                                     ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                     ------------- --------------
                                                     ------------- --------------
Net Asset Value, End of Year...............
                                                     ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.



At Your Service

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options - from trading individual securities to purchasing mutual funds offered by hundreds of companies - look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access AccountSM), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. It will save you time and a trip to the bank. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI library that are available to you. Financial FYI, a growing library of one-page resources, clearly and quickly explains various financial subjects to help you make informed decisions. To request one of these articles, call an Investor Services Representative.




More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

v    On the internet.      www.sec.gov.

v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century


PROSPECTUS

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Growth
Ultra
Select
Vista
Heritage

Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The funds' primary investments and risks

o    A description of who may or may not want to invest in the funds

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.









Table of Contents

An Overview of the Funds.........................................2

Fees and Expenses................................................3

Detailed Information about the Funds.............................4

         Growth
         Ultra
         Select
         Vista
         Heritage

Management.......................................................7

Investing with American Century.................................XX

Share Price and Distributions...................................XX

Taxes...........................................................XX

Multiple Class Information......................................XX

Financial Highlights............................................XX

Performance Information of Other Class..........................XX

Fund Reference
                  Fund Code       Ticker
-------------------------------------------------
Growth            020             TWRAX
Ultra             022             TWUAX
Select            021             TWCAX
Vista             024             TWVAX
Heritage          030             ATHAX
-------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Funds

What are the funds' investment goals?

These funds seek long-term capital growth.

What are the funds' primary investment strategies and principal risks?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page xx.

The funds' principal risks include:



o Market Risk       The value of a fund's  shares  will go up and down  based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Price Volatility  The value of the funds' shares may  fluctuate  significantly in the short term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

0    seeking long-term capital growth from your investment

0    comfortable with the funds' short-term price volatility

0    comfortable with the risks associated with the funds' investment strategy

0    investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0    seeking current income from your investment

0    investing for a short period of time

0    uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS


* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Advisor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)
             Management Fee      Distribution and Service    Other Expenses2    Total Annual Fund
                                 (12b-1) Fees1                                  Operating Expenses
Growth       0.75%               0.50%                       0.00%              1.25%
Ultra        0.75%               0.50%                       0.00%              1.25%
Select       0.75%               0.50%                       0.00%              1.25%
Vista        0.75%               0.50%                       0.00%              1.25%
Heritage     0.75%               0.50%                       0.00%              1.25%

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

               1 Year     3 Years    5 Years   10 Years
Growth         $13        $40        $68       $150
Ultra          $13        $40        $68       $150
Select         $13        $40        $68       $150
Vista          $13        $40        $68       $150
Heritage       $13        $40        $68       $150

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS





Detailed Information about the Funds

Growth
Ultra
Select
Vista
Heritage

What are the funds' investment objectives?

These funds seek long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How do the funds pursue their investment objectives?

The fund managers look for stocks of companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

**********LEFT MARGIN CALLOUT

* Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

**********END LEFT MARGIN CALLOUT

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month period. You may get these reports at no cost by calling us.


What kinds of securities do the funds buy?

The funds will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The funds limit their purchase of debt securities to investment-grade obligations.

What is the difference between the funds?

0 Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size. Companies considered to be large generally have a market capitalization in excess of $5 billion.

0 Vista and Heritage generally invest in medium-sized and smaller companies, although they may purchase companies of any size. Companies considered to be medium sized generally have a market capitalization between $1 billion and $5 billion, and smaller companies generally have a market capitalization below $1 billion.

0 Eighty percent (80%) of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

**********LEFT MARGIN CALLOUT

     Market capitalization means the value of a company, as determined by multiplying the number of shares of its stock outstanding by its current market price per share.

**********END LEFT MARGIN CALLOUT

What are the primary risks of investing in the funds?

o The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

o As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

o Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

These funds are intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the funds' investment strategies.






Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full year in the life of the class if less than 10 years. It indicates the volatility of the historical returns from year to year.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR GROWTH, ULTRA, SELECT, VISTA AND HERITAGE SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns
The highest and lowest returns of the funds' Advisor Class shares for a calendar quarter during the life of the class if less than 10 years are provided below to indicate the historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR GROWTH, ULTRA, SELECT, VISTA AND HERITAGE SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the funds' Advisor Class shares for the periods indicated during the life of the class. The benchmarks are included for long-term performance comparison. The benchmarks are unmanaged indices that have no operating costs.

                                1 year       Since Inception*
------------------------------------------------------------------
Growth                          XXX%         XXX%
Russell 1000 Growth Index       XXX%         XXX%
------------------------------------------------------------------
Ultra                           XXX%         XXX%
S&P 500 Index                   XXX%         XXX%
------------------------------------------------------------------
Select                          XXX%         XXX%
S&P 500 Index                   XXX%         XXX%
------------------------------------------------------------------
Vista                           XXX%         XXX%
Russell 2500 Growth Index       XXX%         XXX%
------------------------------------------------------------------
Heritage                        XXX%         XXX%
S&P Mid Cap 400 Index           XXX%         XXX%
------------------------------------------------------------------
*The inception dates for the Advisor Class of the funds are Growth, June 4, 1997; Select, August 7, 1997; Ultra and Vista, October 1, 1996; and Heritage, July 11, 1997.

**********LEFT MARGIN CALLOUTS

The funds' total returns for the period from January 1, 1998, to September 30, 1998, are:

Growth               XXX%
Ultra                XXX%
Select               XXX%
Vista                XXX%
Heritage             XXX%

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS

Performance Information of Other Class
The original class of shares of the fund was the Investor Class of shares. The Advisor Class was not established until 1996. For information about the historical performance of the original class of shares, see page xx.






Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the Directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee of 1.25% of the average net assets of the Advisor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees) and extraordinary expenses.






The Fund Management Teams

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment teams are identified below:

Growth
C. Kim Goodwin
Ms. Goodwin, Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University and an MBA in finance from the University of Texas.

Gregory J. Woodhams
Mr. Woodhams, Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. Mr. Woodhams was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an MBA in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

Ultra
James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, joined American Century as a portfolio manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.

John R. Sykora
Mr. Sykora, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since August 1997. He joined American Century in May 1994 as an Investment Analyst. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri from August 1993 to April 1994. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.

Bruce A. Wimberly
Mr. Wimberly, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA. He has a bachelor of arts from Middlebury College and an MBA in finance from Kellogg Graduate School of Management.

Select
Jean C. Ledford
Ms. Ledford, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.

Richard S. Welsh
Mr. Welsh, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as Equity Research Analyst for Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.

Vista
Arnold K. Douville
Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

Glenn A. Fogle
Mr. Fogle, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

Heritage
Harold S. Bradley
Mr. Bradley, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and for the past 10 years, has managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.

Linda K. Peterson
Ms. Peterson, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing With American Century
Eligibility for Advisor Class Shares
The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS





Share Price and Distributions

Share Price

We determine the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS





Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution             Tax rate for 15% Bracket     Tax rate for 28% Bracket or above
------------------------------ ----------------------------- -------------------------------------
Short-term capital gains           Ordinary income rate              Ordinary income rate
Long-term capital gains                    10%                               20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held for 12 months or less. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS






Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.







Financial Highlights
Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o    Expense Ratio--operating expenses as a percentage of average net assets
o Net Income Ratio--net investment income as a percentage of average net assets
o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.






Growth

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                    ------------- --------------
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Ultra

                                                      1998          1997           1996
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                  ------------- -------------- -------------
Income from Investment Operations
   Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Less Distributions
   From Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Net Asset Value, End of Year
                                                  ------------- -------------- -------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Select

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                    ------------- --------------
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Vista

                                                      1998          1997           1996
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                  ------------- -------------- -------------
Income from Investment Operations
   Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Less Distributions
   From Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Net Asset Value, End of Year
                                                  ------------- -------------- -------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Heritage

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                    ------------- --------------
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.









Performance Information of the Other Class
The Advisor Class of the funds was established in 1996. As a result, the following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    expense ratio--operating expenses as a percentage of average net assets

o net income ratio--net investment income as a percentage of average net assets

o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.










Growth

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.







Ultra
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Select

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Vista

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Heritage

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet.  www.sec.gov.
v        By mail.          Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus


--------------------------------------------------------------------------------
January 29, 1999

AMERICAN CENTURY

Limited-Term Bond
Intermediate-Term Bond
Bond

Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.





Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The funds' primary investments and risks

o    A description of who may or may not want to invest in the funds

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.












Table of Contents

An Overview of the Funds.............................................2

Fees and Expenses....................................................3

Detailed Information about the Funds.................................4

         Limited-Term Bond
         Intermediate-Term Bond
         Bond

Basics of Fixed Income Investing....................................12

Management..........................................................15

Investing with American Century.....................................18

Share Price and Distributions.......................................21

Taxes...............................................................22

Multiple Class Information..........................................22

Financial Highlights................................................23

Performance Information of the Other Class..........................22

Fund Reference
                             Fund Code       Ticker
---------------------------------------------------------
Limited-Term Bond            033             ABLAX
Intermediate-Term Bond       034             TWTAX
Bond                         027             ABBAX
---------------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*.......This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Funds

What are the funds' investment goals?

These funds seek income from investments in corporate bonds and other debt obligations.

What are the funds' primary investments and risks?

The funds invest most of their assets in quality debt securities issued by corporations. The chart below shows the primary differences among the funds. Additional important information about the funds' investment strategies and risks begins on page 4.

Fund                         Primary Investments                         Primary Risks
---------------------------- ------------------------------------------- -------------------------
Limited-Term Bond            Quality short-term debt securities          Liquidity risk
                                                                         Some credit risk
                                                                         Some interest rate risk
Intermediate-Term Bond       Quality intermediate-term debt securities   Liquidity risk
                                                                         Some credit risk
                                                                         Interest rate risk
Bond                         Quality intermediate- and longer-term       Liquidity risk
                             debt securities                             Some credit risk
                                                                         High interest rate risk
---------------------------- ------------------------------------------- -------------------------

**********LEFT MARGIN CALLOUT

Debt securities means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

**********END LEFT MARGIN CALLOUT

Who may want to invest in the funds?

The funds may be a good investment if you are

0    seeking current income

0    comfortable with the funds' other investment risks

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0    investing for long-term growth

0    looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


**********END LEFT MARGIN CALLOUTS








Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Advisor Class shares of other American Century funds

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                       Management Fee  Distribution and        Other      Total Annual
                                       Service (12b-1) Fees1   Expenses2  Fund Operating
                                                                          Expenses
---------------------- --------------- ----------------------- ---------- ------------------
Limited-Term Bond      0.45%           0.50%                   0.00%      0.95%
---------------------- --------------- ----------------------- ---------- ------------------
Intermediate-Term Bond 0.50%           0.50%                   0.00%      1.00%
---------------------- --------------- ----------------------- ---------- ------------------
Bond                   0.55%           0.50%                   0.00%      1.05%

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Examples of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above,

 ... your cost of investing in the fund would be:

                             1 Year     3 Years    5 Years    10 Years
---------------------------- ---------- ---------- ---------- -----------
Limited-Term Bond            $10        $30        $53        $117
---------------------------- ---------- ---------- ---------- -----------
Intermediate-Term Bond       $10        $32        $55        $122
---------------------------- ---------- ---------- ---------- -----------
Bond                         $11        $33        $58        $128

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






Detailed Information About the Funds

Limited-Term Bond
Intermediate-Term Bond
Bond

What are the funds' investment objectives?

These funds seek income from investments in corporate bonds and other debt obligations.

How do the funds implement their investment objectives?

The funds invest most of their assets in quality debt securities of differing maturities. However, up to 15% of the funds' assets may be invested in securities rated in the fifth highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or to expand their business. The remainder will be invested in short-term money market instruments. For more information about the funds' credit quality standards and about credit risk, please see "Basics of Fixed Income Investing" beginning on page XX.

**********LEFT MARGIN CALLOUTS

A quality debt security is one that has been determined to be investment grade. This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their four higher rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.

**********END LEFT MARGIN CALLOUTS

What is the difference between the three funds?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.

                             Expected Weighted Average Maturity Range
-----------------------------------------------------------------------
Limited-Term Bond            1-5 years
Intermediate-Term Bond       3-10 years
Bond                         8-20 years

What are the primary risks of investing in the funds?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

                             Potential Income       Potential Loss
--------------------------------------------------------------------------
Limited-Term Bond            Lower                  Lower
Intermediate-Term Bond       Moderate               Moderate
Bond                         Higher                 Higher

Although most of the securities purchased by the funds are quality debt securities at the time of purchase, the funds may invest part of their assets in securities rated in the lowest investment grade category (e.g., BBB) and up to 15% of their assets in securities rated in the fifth category (e.g., BB). As a result, the funds have some credit risk. Although they are considered investment grade, issuers of BBB rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB rated securities (and securities of similar quality) are considered to face major uncertainties or exposure to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.







Fund Performance History

The performance information on this page is designed to help you understand how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full year in the life of the class if less than 10 years. It indicates the volatility of the historical returns from year to year.

[GRAPH  DEPICTING  10  YEAR  ANNUAL  TOTAL  RETURNS  (OR  SINCE  INCEPTION)  FOR
LIMITED-TERM  BOND,   INTERMEDIATE-TERM  BOND  AND  BOND;  UPDATED  FIGURES  NOT
AVAILABLE]

Highest and Lowest Quarterly Returns
The highest and lowest returns of the funds' Advisor Class shares for a quarter during the life of the class if less than 10 years are provided below to indicate the funds' historical short-term volatility.

[GRAPH DEPICTING HIGHEST AND LOWEST QUARTERLY RETURNS FOR LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the funds' Advisor Class shares for the periods indicated during the life of the class. The benchmarks are included for long-term performance comparison. The benchmarks are unmanaged indices that have no operating costs.

                                                        1 year         5 years        10 years       Life of Fund*
--------------------------------------------------------------------------------------------------------------------
Limited-Term Bond                                       3.17%          N/A            N/A            3.33%
Merrill Lynch 1- to 5-year Govt./Corp. Index            X.XX%          X.XX%          X.XX%          X.XX%
--------------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond                                  3.17%          N/A            N/A            3.33%
Lehman Intermediate Govt./Corp. Index                   X.XX%          X.XX%          X.XX%          X.XX%
--------------------------------------------------------------------------------------------------------------------
Bond                                                    3.17%          3.12%          3.31%          3.33%
Lehman Aggregate Bond Index                             X.XX%          X.XX%          X.XX%          X.XX%

* The inception dates for the Advisor Class of the funds are: Limited-Term Bond, November 12, 1997; Intermediate-Term Bond, August 14, 1997; and Bond, August 8, 1997.

**********LEFT MARGIN CALLOUTS

The funds' total returns for the period from January 1, 1998, to September 30, 1998, are

Limited-Term Bond              X.XX%
Intermediate-Term Bond         X.XX%
Bond                           X.XX%

*    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com

**********END LEFT MARGIN CALLOUTS
Performance Information of Other Class
The original class of shares of the fund was the Investor Class of shares. The Advisor Class was not established until 1996. For information about the historical performance of the original class of shares, see page xx.





Basics of Fixed Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

0    determining which securities help a fund meet its maturity requirements

0    identifying securities that satisfy a fund's credit quality requirements

0 evaluating the current economic conditions and assessing the risk of inflation

0 evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the advisor calculates the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how an advisor would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                    1,000 days              250 days
Debt Security B        $300,000                       75%                    10,000 days             7500 days
Weighted Average Maturity                                                                            7750 days

Types of Risk

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

* Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio.

* The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS






The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity             Current Price    Price after 1% increase       Change in price
-------------------------- ------------------ -------------------------- ---------------------
1 year                               $100.00                     $99.06                -0.94%
3 years                               100.00                      97.38                -2.62%
10 years                              100.00                      93.20                -6.80%
30 years                              100.00                      88.69               -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Currently, a lower credit rating indicates a greater risk of nonpayment. A lower rating may also indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

-------------------------------- -----------------------------------------------
      INVESTMENT GRADE                       NON-INVESTMENT GRADE
-------------------------------- -----------------------------------------------
            A-1             A-2      A-3
            P-1             P-2      P-3
          MIG-1           MIG-2    MIG-3
           SP-1            SP-2     SP-3
  AAA        AA       A     BBB      BB       B      CCC      CC       C      D
------ --------- ------- ------- ------- ------- -------- ------- ------- ------
Limited-Term Bond
----------------------------------------
Intermediate-Term Bond
----------------------------------------
Bond
---------------------------------------- ------- -------- ------- ------- ------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

**********LEFT MARGIN CALLOUTS

*    Credit quality may be lower when the issuer has

o        a high debt level
o        a short operating history
o        a senior level of debt
o        a difficult competitive environment

* The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS






A Comparison of Basic Risk Factors

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                              Interest Rate Risk   Credit Risk   Liquidity Risk   Inflation Risk
----------------------------- -------------------- ------------- ---------------- ---------------
Limited-Term Bond             Low                  Similar       Similar          High
Intermediate-Term Bond        Medium               Similar       Similar          Medium
Bond                          High                 Similar       Similar          Low

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.








Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of the fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Fees Paid by the Funds to the Advisor for the Most Recent Fiscal Year Ended October 31, 1998
--------------------------------------------------------------------
Limited-Term Bond                                           0.95%
Intermediate-Term Bond                                      1.00%
Bond                                                        1.05%






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment team are identified below:

Norman E. Hoops
Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages the funds since the fund's inception in March 1994. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

Jeffrey L. Houston
Mr. Houston, Portfolio Manager, has been a member of the team that manages the funds since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.




**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing with American Century
Eligibility for Advisor Class Shares
The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.


**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

We determine the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.


Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS






Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:


Type of distribution           Tax rate for 15% bracket      Tax rate for 28% bracket or above
---------------------------- ------------------------------ -------------------------------------
Short-term capital gains         Ordinary income rate               Ordinary income rate
Long-term capital gains                   10%                               20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held for 12 months or less. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS






Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.






Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o    Expense Ratio--operating expenses as a percentage of average net assets
o Net Income Ratio--net investment income as a percentage of average net assets
o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request.







Limited-Term Bond

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
   In Excess of Net Realized Gains
                                                    ------------- --------------
                                                    ------------- --------------
   Total Distributions
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.






Intermediate-Term Bond

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
   In Excess of Net Realized Gains
                                                    ------------- --------------
                                                    ------------- --------------
   Total Distributions
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.






Bond

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
   In Excess of Net Realized Gains
                                                    ------------- --------------
                                                    ------------- --------------
   Total Distributions
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.








Performance Information of the Other Class
The Advisor Class of the funds was established in 1996. As a result, the following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o    expense ratio--operating expenses as a percentage of average net assets
o net income ratio--net investment income as a percentage of average net assets
o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights have been audited by Deloitte & Touche, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.







Limited-Term Bond

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Intermediate-Term Bond

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Bond

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.








More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v    On the internet.      www.sec.gov.
v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century


Prospectus

January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Balanced

Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The funds' primary investments and risks

o    A description of who may or may not want to invest in the funds

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                    Sincerely,


                                    Mark Killen
                                    Senior Vice President
                                    American Century Investment Services, Inc.














Table of Contents

An Overview of the Fund.....................................2

Fees and Expenses...........................................3

Detailed Information about the Fund.........................4

Management.................................................15

Investing with American Century............................18

Share Price and Distributions..............................21

Taxes......................................................22

Multiple Class Information.................................22

Financial Highlights.......................................23

Performance Information of Other Class.....................XX

Fund Reference
                    Fund Code     Ticker
-------------------------------------------------
Balanced            031           TWBAX
-------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*.......This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Fund

What is the fund's investment goal?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities.

What is the fund's primary investment strategy?

In selecting stocks for the equity portion of Balanced, the advisor selects primarily from the largest 1500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page XX

What are the fund's principal risks?

o Market Risk       the value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Interest Rate Risk when interest  rates  change,   the  value  of  the  fund's
                    fixed-income securities will be affected.

o Principal Loss    as with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

0 seeking a fund that combines the potential for long-term capital growth with income

0 seeking the convenience of a fund that invests in both equity and fixed-income securities

0    comfortable with the risks associated with the fund's investment strategy

0    investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you

0    do not want current income from your investment

0    investing for a short period of time

0    uncomfortable with volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Advisor Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)

               Management Fee     Distribution and          Other Expenses2     Total Annual Fund
                                  Service (12b-1) Fees1                         Operating Expenses
-------------- ------------------ ------------------------- ------------------- ---------------------
Balanced       0.75%              0.50%                     0.00%               1.25%
-------------- ------------------ ------------------------- ------------------- ---------------------

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

             1 Year     3 Years    5 Years    10 Years
------------ ---------- ---------- ---------- -----------
Balanced     $13        $40        $68        $150
------------ ---------- ---------- ---------- -----------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






Detailed Information about the Fund

Balanced

What is the fund's investment objective?

The fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the manager uses a computer to build a portfolio of stocks from the ranking described earlier that it thinks will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income senior securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed income portion may be invested in the fourth category rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

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Senior Securities is a term that refers to the bonds of a company that are first in line for payment if it has difficulties meeting its payment obligations. As long as a series of a company's bonds is not subordinated to another series of the company's bonds, it is considered "senior" debt.

Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

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Additional  information about Balanced's  investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

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*    Fixed-income  securities  are  rated by  nationally  recognized  securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

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What are the primary risks of investing in the fund?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

o The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk for Balanced is higher than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher rated bonds.

As with all funds, at any given time, the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.







Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full year in the life of the class if less than 10 years. It indicates the volatility of the historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS FOR BALANCED SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns
The highest and lowest returns of the fund's Advisor Class shares for a calendar quarter during the life of the class are provided below to indicate the historical short-term volatility. Shareholders should be aware, however, that the fund is intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR BALANCED SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the fund's Advisor Class shares for the periods indicated during the life of the class. The Blended Index is included as a benchmark for performance comparison. The benchmark is an unmanaged index that has no operating costs.

                    1 year      5 years      10 years
---------------------------------------------------------
Balanced            XXX%        XXX%         XX.X%
Blended Index*      XXX%        XXX%         XX.X%
---------------------------------------------------------

* The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the Blended Index consists of the Lehman Intermediate Government/Corporate Index, which represents the fixed income portion.

The inception date for the Advisor Class of the fund is January 6, 1997.

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The fund's total return for the period from  January 1, 1998,  to September  30,
1998, is:

Balanced                     X.XX%

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

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Performance Information of Other Class
The original class of shares of the fund was the Investor Class of shares. The Advisor Class was not established until 1996. For information about the historical performance of the original class of shares, see page xx.







Management

Who manages the fund?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the Directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of 1.25% the average net assets of the Advisor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal fees) and extraordinary expenses.






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team are identified below:

Norman E. Hoops
Norman E. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts degree from Indiana University and an MBA from Butler University.

John Schniedwind
John Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science degree from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler
Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Jeffrey L. Houston
Jeffrey L. Houston, Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

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*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

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Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing with American Century
Eligibility for Advisor Class Shares
The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The fund has authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

Special requirements for large redemptions

The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

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*    Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

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Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of the fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized on the sale of investment securities. Balanced generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

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The net asset value of the fund is the price of its shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

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Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of distribution          Tax rate for 15% bracket   Tax rate for 28% bracket or above
---------------------------- --------------------------- ----------------------------------
Short-term capital gains        Ordinary income rate           Ordinary income rate
Long-term capital gains                 10%                             20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held less than or equal to 12 months. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

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*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The fund may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.]


Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.






Financial Highlights

Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o    Expense Ratio--operating expenses as a percentage of average net assets
o Net Income Ratio--net investment income as a percentage of average net assets
o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request.






Balanced

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                    ------------- --------------
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.









Performance Information of the Other Class

The Advisor Class of the funds was established in 1996. As a result, the following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o    expense ratio--operating expenses as a percentage of average net assets
o net income ratio--net investment income as a percentage of average net assets
o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors whose report thereon also is incorporated by reference into the Statement of Additional Information.






Balanced

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.








More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v    On the internet.      www.sec.gov.
v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus


January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

High-Yield

Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                  Sincerely,


                                  Mark Killen
                                  Senior Vice President
                                  American Century Investment Services, Inc.











Table of Contents

An Overview of the Fund.....................................2

Fees and Expenses...........................................3

Detailed Information about the Fund.........................4

Basics of Fixed Income Investing............................6

Management..................................................8

Investing with American Century............................12

Share Price and Distributions..............................15

Taxes......................................................16

Multiple Class Information.................................17

Financial Highlights.......................................18

Performance Information of Other Class.....................18

Fund Reference
                     Fund Code       Ticker
-------------------------------------------------
High-Yield           101             ABHIX
-------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Fund

What is the fund's investment goals?

This fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

What are the fund's primary investment strategies and principal risks?

The fund invests primarily in a diversified portfolio of lower-rated corporate debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks, including

o        credit risk
o        liquidity risk
o        interest rate risk

Additional important information about the fund's investment strategies and risks begin on page 4.

**********LEFT MARGIN CALLOUT

Debt securities means bonds, notes and debentures. Debt securities also are sometimes called fixed income securities.

**********END LEFT MARGIN CALLOUT

Who may want to invest in the fund?

The funds may be a good investment if you are

0    seeking high current income with the potential for capital gains

0    investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

0    uncomfortable with the risk of investing in lower-rated debt securities

0    looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0    to exchange into the Advisor Class shares of other American Century funds

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)

                Management Fee     Distribution and Service     Other Expenses2    Total Annual Fund
                                   (12b-1) Fee1                                    Operating Expenses
--------------- ------------------ ---------------------------- ------------------ ----------------------
High-Yield      0.65%              0.50%                        0.00%              1.15%
--------------- ------------------ ---------------------------- ------------------ ----------------------

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Examples of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in the fund with those of other mutual funds. Assuming you. . .

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 . . . your cost of investing in the fund would be:

                 1 Year     3 Years    5 Years    10 Years
---------------- ---------- ---------- ---------- ------------
High-Yield       $12        $37        $63        $140
---------------- ---------- ---------- ---------- ------------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS







Detailed Information About the Fund

High-Yield

What is the fund's investment objective?

The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities.

How does the fund pursue its investment objective?

The fund invests primarily in high-yield corporate debt securities, with an emphasis on securities that are rated below investment grade.

**********LEFT MARTIN CALLOUT

* A high-yield security is one that has been rated below one of the four highest categories by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. A discussion of the authorized credit quality range of the fund and credit risk starts on page XX.

**********END LEFT MARTIN CALLOUT

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including income producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.

The fund has no average maturity limitations, but it typically invests in intermediate- and long-term bonds.

What are the primary risks of investing in the fund?

The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term bonds, the interest rate risk for High-Yield is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page [xx] for more information about the affects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The fund's share value will fluctuate. In general, funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

Fund Performance History
The Advisor Class of shares was established in 1997, however, no shares had been issued prior to the fund's fiscal year end. The original class of shares was the Investor Class of shares. For information about the historical performance of the original class of shares, see page xx.





Basics of Fixed Income Investing

Debt Securities

When a fund buys a debt security, which is also called a fixed income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

0    identifying securities that satisfy the fund's credit quality requirements

0 evaluating the current economic conditions and assessing the risk of inflation

0 evaluating special features of the securities that may make them more or less attractive

Weighted Average Maturity

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the advisor calculates the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called weighted average maturity. The following chart shows how an advisor would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                    1,000 days              250 days
Debt Security B        $300,000                       75%                    10,000 days             7500 days
Weighted Average Maturity                                                                            7750 days

Types of Risk

The basic types of risk that fixed income securities face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

* Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio.

* The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS






When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price   Price after 1% increase   Change in price
------------------ ----------------- ------------------------- -----------------
1 year                      $100.00                    $99.06            -0.94%
3 years                      100.00                     97.38            -2.62%
10 years                     100.00                     93.20            -6.80%
30 years                     100.00                     88.69           -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the ratings organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Conversely, a lower credit rating indicates a greater risk of nonpayment. A lower rating may also indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund, such as High-Yield, purchases lower-rated securities in an effort to achieve higher yields, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.

------- --------- ------ ------- -------- ------ -------- ------- ------ -------
             A-1            A-2      A-3
             P-1            P-2      P-3
           MIG-1          MIG-2    MIG-3
            SP-1           SP-2     SP-3
  AAA         AA    A       BBB       BB    B      CCC      CC      C      D
------------------------ -------------------------------- ----------------------
         XX                           YY                           XX
------------------------ -------------------------------- ----------------------

XX   Denotes authorized quality

YY   Denotes expected quality range of at least 80% of total assets of the fund

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

**********LEFT MARGIN CALLOUTS

*    Credit quality may be reduced when

     o    a high debt level
     o    a short operating history
     o    a senior level of debt
     o    a difficult competitive environment

* The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS







Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the Directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of 1.15% percentage of the average net assets of the Advisor Class of shares of the fund. The amount of the management fee for the fund is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees) and extraordinary expenses.







The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment team are identified below:

Norman E. Hoops
Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. . He has a bachelor of arts from Indiana University and an MBA from Butler University.

Theresa C. Fennell
Ms. Fennell, Portfolio Manager, has been a member of the team that manages High-Yield since its inception. She joined American Century in June 1997. Prior to joining American Century, she was an Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor of arts in economics from the University of Virginia. Ms. Fennell is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.








Investing with American Century
Eligibility for Advisor Class Shares
The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time investment orders are received. The fund has authorized those intermediaries to accept orders on each fund's behalf up to the time net asset value is determined. Such orders will be priced at the net asset value next determined after acceptance of the order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund's or the fund's distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax in amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will begin to participate in fund distributions the day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem. If you redeem all shares, we will include the distribution on the redeemed shares with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS






Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:


Type of Distribution       Tax rate for 15% Bracket     Tax rate for 28% Bracket
                                                                or above
------------------------- ---------------------------- -------------------------
Short-term capital gains     Ordinary income rate         Ordinary income rate
Long-term capital gains               10%                          20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held for 12 months or less. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS








Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.







Performance Information of the Other Class
The Advisor Class of the fund was established in 1997. As a result, the following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions
o    expense ratio--operating expenses as a percentage of average net assets
o net income ratio--net investment income as a percentage of average net assets
o portfolio turnover--the percentage of the fund's buying and selling activity

The following Financial Highlights have been audited by Deloitte & Touche, independent auditors. Their report is in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request.





High-Yield

PER SHARE DATA                                          1998          1997
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
   In Excess of Net Realized Gains
                                                    ------------- --------------
                                                    ------------- --------------
   Total Distributions
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Portfolio Turnover Rate
Net Assets, End of Year (in thousands)

(1)  Total return assumes reinvestment of dividends and capital gains, if any.










More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v    In person.            SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v    On the internet.      www.sec.gov.
v    By mail.              Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century


Prospectus


January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Growth
Ultra
Select
Vista
Heritage

Institutional Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.


Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                  Sincerely,


                                  Mark Killen
                                  Senior Vice President
                                  American Century Investment Services, Inc.








Table of Contents

An Overview of the Funds..................................2

Fees and Expenses.........................................3

Detailed Information about the Funds......................4

         Growth
         Ultra
         Select
         Vista
         Heritage

Management................................................7

Investing with American Century..........................XX

Share Price and Distributions............................XX

Taxes....................................................XX

Multiple Class Information...............................XX

Financial Highlights.....................................XX

Performance Information of Other Class...................XX

Fund Reference
                     Fund Code        Ticker
----------------------------------------------------
Growth               020              TWGIX
Ultra                022              TWUIX
Select               021              TWSIX
Vista                024              TWVIX
Heritage             030              ATHIX
----------------------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Funds

What are the funds' investment goals?

These funds seek long-term capital growth.

What are the funds' primary investment strategies and principal risks?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page xx.

The funds' principal risks include:

o Market Risk       The value of a fund's  shares  will go up and down  based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.


o Price Volatility  The value of the funds' shares may  fluctuate  significantly in the short term.

o Principal Loss    As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

0    seeking long-term capital growth from your investment

0    comfortable with the funds' short-term price volatility

0    comfortable with the risks associated with the funds' investment strategy

0    investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0    seeking current income from your investment

0    investing for a short period of time

0    uncomfortable with short-term volatility in the value of your investment

**********LEFT MARGIN CALLOUTS


* An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0 to exchange into the Institutional Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                Management Fee     Distribution and          Other Expenses1    Total Annual Fund
                                   Service (12b-1) Fees                         Operating Expenses
Growth          0.80%              None                      0.00%              0.80%
Ultra           0.80%              None                      0.00%              0.80%
Select          0.80%              None                      0.00%              0.80%
Vista           0.80%              None                      0.00%              0.80%
Heritage        0.80%              None                      0.00%              0.80%

1 Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

             1 Year        3 Years      5 Years      10 Years
Growth       $82           $255         $443         $987
Ultra        $82           $255         $443         $987
Select       $82           $255         $443         $987
Vista        $82           $255         $443         $987
Heritage     $82           $255         $443         $987

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS





Detailed Information about the Funds

Growth
Ultra
Select
Vista
Heritage

What are the funds' investment objectives?

These funds seek long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval.

How do the funds pursue their investment objectives?

The fund managers look for stocks of companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

**********LEFT MARGIN CALLOUT

* Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

**********END LEFT MARGIN CALLOUT

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month period. You may get these reports at no cost by calling us.


What kinds of securities do the funds buy?

The funds will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The funds limit their purchase of debt securities to investment-grade obligations.

What is the difference between the funds?

0 Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size. Companies considered to be large generally have a market capitalization in excess of $5 billion.
0 Vista and Heritage generally invest in medium-sized and smaller companies, although they may purchase companies of any size. Companies considered to be medium sized generally have a market capitalization between $1 billion and $5 billion, and smaller companies generally have a market capitalization below $1 billion.
0 Eighty percent (80%) of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

**********LEFT MARGIN CALLOUT

     Market capitalization means the value of a company, as determined by multiplying the number of shares of its stock outstanding by its current market price per share.

**********END LEFT MARGIN CALLOUT

What are the primary risks of investing in the funds?

o The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
o The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
o As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.
o Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.
o Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

These funds are intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the funds' investment strategies.






Fund Performance History

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Institutional Class shares for each full year in the life of the class. It indicates the volatility of the historical returns from year to year.

[GRAPH DEPICTING 10 YEAR ANNUAL TOTAL RETURNS FOR GROWTH, ULTRA, SELECT, VISTA AND HERITAGE SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns
The highest and lowest returns of the funds' Institutional Class shares for a calendar quarter during the life of the class are provided below to indicate the historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR GROWTH, ULTRA, SELECT, VISTA AND HERITAGE SINCE INCEPTION; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the funds' Institutional Class shares for the periods indicated during the life of the class. The benchmarks are included for long-term performance comparison. The benchmarks are unmanaged indices that have no operating costs.

                                1 year       Life of fund1
--------------------------------------------------------------
Growth                          XXX%         XXX%
Russell 1000 Growth Index       XXX%         XXX%
--------------------------------------------------------------
Ultra                           XXX%         XXX%
S&P 500 Index                   XXX%         XXX%
--------------------------------------------------------------
Select                          XXX%         XXX%
S&P 500 Index                   XXX%         XXX%
--------------------------------------------------------------
Vista                           XXX%         XXX%
Russell 2500 Growth Index       XXX%         XXX%
--------------------------------------------------------------
Heritage                        XXX%         XXX%
S&P Mid Cap 400 Index           XXX%         XXX%
--------------------------------------------------------------

1 The inception dates for the Institutional Class of the funds are Growth and Heritage, June 16, 1997; Select, March 13, 1997; and Ultra and Vista, November 14, 1996.

**********LEFT MARGIN CALLOUTS

The funds' total returns for the period from January 1, 1998, to September 30, 1998, are:

Growth                 XXX%
Ultra                  XXX%
Select                 XXX%
Vista                  XXX%
Heritage               XXX%

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS


Performance Information of Other Class
The original class of shares of the fund was the Investor Class of shares. The Institutional Class was not established until 1996. For information about the historical performance of the original class of shares, see page xx.






Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the Directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee of 0.80% of the average net assets of the Institutional Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal counsel fees) and extraordinary expenses.






The Fund Management Teams

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio Manager members of the investment teams are identified below:

Growth
C. Kim Goodwin
Ms. Goodwin, Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University and an MBA in finance from the University of Texas.

Gregory J. Woodhams
Mr. Woodhams, Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. Mr. Woodhams was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an MBA in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

Ultra
James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, joined American Century as a portfolio manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.

John R. Sykora
Mr. Sykora, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since August 1997. He joined American Century in May 1994 as an Investment Analyst. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri from August 1993 to April 1994. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.

Bruce A. Wimberly
Mr. Wimberly, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA. He has a bachelor of arts from Middlebury College and an MBA in finance from Kellogg Graduate School of Management.

Select
Jean C. Ledford
Ms. Ledford, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.

Richard S. Welsh
Mr. Welsh, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as Equity Research Analyst for Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.

Vista
Arnold K. Douville
Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

Glenn A. Fogle
Mr. Fogle, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

Heritage
Harold S. Bradley
Mr. Bradley, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and for the past 10 years, has managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.

Linda K. Peterson
Ms. Peterson, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing With American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). Retirement plans may also be required to meet certain other requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of shares in below-minimum accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Institutional Services             If you are a current investor,  you            Call us if you have authorized us to invest
1-800-345-3533                     can open an account by exchanging              from your bank account.
7 a.m. to 7 p.m. Central time      shares from another American Century
                                   account. (This service is not                  Sell shares
                                   available if you have chosen to do             Call an Institutional Service Representative.
                                   business in writing only.)

                                   Exchange shares
                                   Call us if you have  authorized  us to accept
                                   telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419385                      Send a signed and  completed                   Send us your check or money order for at
Kansas City, MO 64141-6385         application  and check or money order          least $50 with an  investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-4655                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares or
                                                                                  send us a redemption form. Call an Institutional
                                                                                  Service Representative to request a form.






A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o        Our bank information:                   You can receive redemption proceeds by
                                    -       Commerce Bank N.A.                    wire  or electronic transfer.  (This
                                    -       Routing No. 101000019                 service is not available if you have
                                    -       ACMF Account No. 2804918              chosen to do business in writing only.)
                                 o        The fund name
                                 o        Your American Century account number
                                 o        Your name
                                 o        The contribution year (for IRAs only)
                                                                                  Exchange shares
                                                                                  Not available.
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or                    Exchange shares
                                 Automatic Redemption.                            Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.







Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS





Share Price and Distributions

Share Price

We determine the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's net asset value is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

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The net asset value of a fund is the price of the fund's shares.

Capital gains is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS





Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution            Tax rate for 15% Bracket       Tax rate for 28% Bracket or
                                                                          above
----------------------------- ------------------------------ ---------------------------------
Short-term capital gains          Ordinary income rate             Ordinary income rate
Long-term capital gains                    10%                             20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held for 12 months or less. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

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*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.







Financial Highlights
Understanding the Financial Highlights

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended October 31, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.






Growth

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.







Ultra
                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Select

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Vista

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.




Heritage

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year.........
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations........
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)..
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year...............
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)............................

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
   Average Net Assets .....................
Ratio of Net Investment Income to
   Average Net Assets .....................
Net Assets, End of Year (in thousands).....

(1) Total return assumes reinvestment of dividends and capital gains, if any.









Performance Information of the Other Class
The Institutional Class of the funds was established in 1996. As a result, the following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    expense ratio--operating expenses as a percentage of average net assets

o net income ratio--net investment income as a percentage of average net assets

o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights for the fiscal years ended October 31, 1997 and 1998, have been audited by Deloitte & Touche, independent auditors. Their report is in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.










Growth

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                    ------------- --------------
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Ultra

                                                      1998          1997           1996
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                  ------------- -------------- -------------
Income from Investment Operations
   Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Less Distributions
   From Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Net Asset Value, End of Year
                                                  ------------- -------------- -------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Select

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                    ------------- --------------
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Vista

                                                      1998          1997           1996
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                  ------------- -------------- -------------
Income from Investment Operations
   Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Less Distributions
   From Net Investment Income (dividends)
                                                  ------------- -------------- -------------
Net Asset Value, End of Year
                                                  ------------- -------------- -------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Heritage

                                                        1998          1997
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                    ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                    ------------- --------------
   Total From Investment Operations
                                                    ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                    ------------- --------------
                                                    ------------- --------------
Net Asset Value, End of Year
                                                    ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.










More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet.  www.sec.gov.
v        By mail.          Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-4655

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

[american century logo(reg.sm)]
American
Century

Prospectus


January 29, 1999
--------------------------------------------------------------------------------

AMERICAN CENTURY

Balanced

INSTITUTIONAL Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o    The fund's primary investments and risks

o    A description of who may or may not want to invest in the fund

o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmarks

o    An overview of ways to best manage your accounts

o    Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                  Sincerely,


                                  Mark Killen
                                  Senior Vice President
                                  American Century Investment Services, Inc.








Table of Contents

An Overview of the Fund....................................2

Fees and Expenses..........................................3

Detailed Information about the Fund........................4

Management................................................15

Investing with American Century...........................18

Share Price and Distributions.............................21

Taxes.....................................................22

Multiple Class Information................................22

Financial Highlights......................................23

Performance Information of the Other Class................XX

Fund Reference
                      Fund Code
--------------------------------------
Balanced              031
--------------------------------------

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Fund

What is the fund's investment goal?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities.

What is the fund's primary investment strategy?

In selecting stocks for the equity portion of Balanced, the advisor selects primarily from the largest 1500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page XX

What are the fund's principal risks?

o Market Risk       the value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

oInterest Rate Risk when  interest  rates  change,   the  value  of  the  fund's
                    fixed-income securities will be affected.

o Principal Loss    as with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

0 seeking a fund that combines the potential for long-term capital growth with income

0 seeking the convenience of a fund that invests in both equity and fixed-income securities

0    comfortable with the risks associated with the fund's investment strategy

0    investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you

0    do not want current income from your investment

0    investing for a short period of time

0    uncomfortable with volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

* An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

**********END LEFT MARGIN CALLOUTS







Fees and Expenses

There are no sales loads or fees or other charges

0    to buy fund shares directly from American Century

0    to reinvest dividends in additional shares

0 to exchange into the Institutional Class shares of other American Century funds.

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)

                Management Fee       Distribution and        Other Expenses1    Total Annual Fund
                                     Service (12b-1) Fees                       Operating Expenses
--------------- -------------------- ----------------------- ------------------ ---------------------
Balanced        0.80%                None                    0.00%              0.80%
--------------- -------------------- ----------------------- ------------------ ---------------------

1 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example of Hypothetical Fund Costs

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you ...

o        invest $10,000 in the fund

o        redeem all of your shares at the end of the periods shown below

o        earn a 5% return each year and

o        incur the same operating expenses shown above

 ... your cost of investing in the fund would be:

                1 Year     3 Years     5 Years     10 Years
--------------- ---------- ----------- ----------- -----------
Balanced        $82        $255        $443        $987
--------------- ---------- ----------- ----------- -----------

**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS







Detailed Information about the Fund

Balanced

What is the fund's investment objective?

The fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed income securities. This is a fundamental policy and cannot be changed without shareholder approval.

How does the fund pursue its investment objective?

With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the manager uses a computer to build a portfolio of stocks from the ranking described earlier that it thinks will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income senior securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed income portion may be invested in the fourth category rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

**********LEFT MARGIN CALLOUTS

Senior Securities is a term that refers to the bonds of a company that are first in line for payment if it has difficulties meeting its payment obligations. As long as a series of a company's bonds is not subordinated to another series of the company's bonds, it is considered "senior" debt.

Weighted average maturity is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

**********END LEFT MARGIN CALLOUTS



Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

**********LEFT MARGIN CALLOUTS

* Fixed-income securities are rated by nationally recognized securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS

What are the primary risks of investing in the fund?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

o The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk for Balanced is higher than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher rated bonds.

As with all funds, at any given time, the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


Fund Performance History

The Institutional Class of shares was established in 1996, however, no shares had been issued prior to the fund's fiscal year end. The original class of shares was the Investor Class of shares. For information about the historical performance of the original class of shares, see page xx







Management

Who manages the fund?

The Board of Directors, investment advisor and portfolio management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than half of the Directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of 0.80% the average net assets of the Institutional Class of shares of the fund. The amount of the management fee is calculated on a class by class basis daily and paid monthly. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent Directors (including legal fees) and extraordinary expenses.






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Portfolio manager members of the investment team are identified below:

Norman E. Hoops
Norman E. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts degree from Indiana University and an MBA from Butler University.

John Schniedwind
John Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science degree from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler
Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Jeffrey L. Houston
Jeffrey L. Houston, Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts degree from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS







Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing with American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) for the fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). Retirement plans may also be required to meet certain other requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of shares in below-minimum accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose to do business in writing only, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.



Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Institutional Services             If you are a current investor,  you            Call us if you have authorized us to invest
1-800-345-3533                     can open an account by exchanging              from your bank account.
7 a.m. to 7 p.m. Central time      shares from another American Century
                                   account. (This service is not                  Sell shares
                                   available if you have chosen to do             Call an Institutional Service Representative.
                                   business in writing only.)

                                   Exchange shares
                                   Call us if you have  authorized  us to accept
                                   telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
PO Box 419385                      Send a signed and  completed                   Send us your check or money order for at
Kansas City, MO 64141-6385         application  and check or money order          least $50 with an  investment slip or $250
                                   payable to American Century                    without an investment slip. If you don't have
Fax 816-340-4655                   Investments.                                   an investment slip, include your name,
                                                                                  address and account number on your check or
                                   Exchange shares                                money order.
                                   Send us written instructions to
                                   exchange your shares from one                  Sell shares
                                   American Century account to another.           Send us written instructions to sell shares or
                                                                                  send us a redemption form. Call an Institutional
                                                                                  Service Representative to request a form.




A Note About Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive an Investor Services Guide, which explains the services available to you and the policies of the fund and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
                                 a completed application to the address           "Open an account" section
                                 provided in the "By Mail" section and
                                 give your bank:                                  Sell shares
                                 o        Our bank information:                   You can receive redemption proceeds by
                                    -       Commerce Bank N.A.                    wire  or electronic transfer.  (This
                                    -       Routing No. 101000019                 service is not available if you have
                                    -       ACMF Account No. 2804918              chosen to do business in writing only.)
                                 o        The fund name
                                 o        Your American Century account number
                                 o        Your name
                                 o        The contribution year (for IRAs only)
                                                                                  Exchange shares
                                                                                  Not available.
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Sell shares                                      of shares on a regular basis. You must invest
                                 If you have at least $10,000 in your             at least $600 per year per account.
                                 account, sell shares automatically by
                                 establishing Check-A-Month or                    Exchange shares
                                 Automatic Redemption.                            Send us written instructions to set up an
                                                                                  automatic exchange of your shares from one
                                                                                  American Century account to another.






Special requirements for large redemptions

The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.



Investing Through Financial Intermediaries

If you own or are considering purchasing fund shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries in which they represent that they will track the time

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS







Share Price and Distributions

Share Price

We determine the net asset value of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of the fund share is the current value of its investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the fund's' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transaction in accordance with the fund's' procedures or any contractual arrangements with the fund or the fund's' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds net asset value next determined after acceptance on the funds behalf by such intermediary.


Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized on the sale of investment securities. Balanced generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The "net asset value" of the fund is the price of its shares.

"Capital gains" is the increase in value of a capital asset, such as stock, from the time it is purchased. Tax becomes due on capital gains once the asset is sold.

**********END LEFT MARGIN CALLOUTS






Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of distribution            Tax rate for 15% bracket     Tax rate for 28% bracket or
                                                                        above
---------------------------- ------------------------------- -----------------------------
Short-term capital gains          Ordinary income rate           Ordinary income rate
Long-term capital gains                   10%                            20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will send you a detail of the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" are gains on fund shares held less than or equal to 12 months. "Long-term capital gains" are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. Thus if you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The fund may offer a different class of shares primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.










Performance Information of the Other Class

The Institutional Class of the fund was established in 1996. As a result, the following financial information is provided to show the performance of the fund's' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o        share price at the beginning of the period
o        investment income and capital gains or losses
o        distributions of income and capital gains paid to shareholders
o        share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    expense ratio--operating expenses as a percentage of average net assets

o net income ratio--net investment income as a percentage of average net assets

o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights for the fiscal years ended October 31, 1997 and 1998, have been audited by Deloitte & Touche, independent auditors. Their report is in the fund's' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report thereon also is incorporated by reference into the Statement of Additional Information.






Balanced

                                                           1998          1997           1996          1995          1994
PER-SHARE DATA
Net Asset Value, Beginning of Year
                                                       ------------- -------------- ------------- ------------- --------------
Income from Investment Operations
   Net Investment Income (dividends)
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions
                                                       ------------- -------------- ------------- ------------- --------------
   Total From Investment Operations
                                                       ------------- -------------- ------------- ------------- --------------
Less Distributions
   From Net Investment Income (dividends)
                                                       ------------- -------------- ------------- ------------- --------------
                                                       ------------- -------------- ------------- ------------- --------------
Net Asset Value, End of Year
                                                       ------------- -------------- ------------- ------------- --------------
Total Return(1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets
Ratio of Net Investment Income to Average Net Assets
Net Assets, End of Year (in thousands)

(1) Total return assumes reinvestment of dividends and capital gains, if any.








More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the SEC.

v        In person.        SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

v        On the internet.  www.sec.gov.

v        By mail.          Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate, Not-for-Profit, Keogh,
SEP-, SARSEP-, SIMPLE-IRA and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-0816

STATEMENT OF ADDITIONAL INFORMATION

February 26, 1999

AMERICAN CENTURY MUTUAL FUNDS, INC.

Growth
Ultra
Select
Vista
Heritage
Balanced
Tax-Managed Value
Giftrust
New Opportunities
Limited-Term Bond
Intermediate-Term Bond
Bond
High-Yield

This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated February 26, 1999, but is not a prospectus. If you would like a copy of one or more of the Prospectuses, please contact us at one of the addresses or phone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.


[american century logo(reg.sm)]
American
Century


Distributed by Funds Distributor, Inc.





Table of Contents
THE FUNDS' HISTORY                                      1
FUND INVESTMENT GUIDELINES

DETAILED INFORMATION ABOUT THE FUNDS                    3
   Investment Strategies and Risks                      3
   Investment Policies                                 13
   Portfolio Turnover                                  14

MANAGEMENT                                             15
The Board of Directors                                 XX
Officer                                                XX
THE FUNDS' BIGGEST SHAREHOLDERS                        18
SERVICE PROVIDERS                                      18
   Investment Advisor                                  18
   Distributor                                         20
   Transfer Agent and Administrator                    21
   Other Service Providers                             21

BROKERAGE ALLOCATION                                   21
INFORMATION ABOUT FUND SHARES                          22
MULTIPLE CLASS STRUCTURE
BUYING AND SELLING FUND SHARES                         22
VALUATION OF A FUND'S SECURITIES                       22
MULTIPLE CLASS PERFORMANCE INFORMATION
TAXES                                                  23
HOW FUND PERFORMANCE INFORMATION IS CALCULATED         26
FINANCIAL STATEMENTS                                   27
EXPLANATION OF FIXED INCOME SECURITIES RATINGS         27
     Bond Ratings                                      27
     Commercial Paper Ratings                          28
     Note Ratings                                      28






THE FUNDS' HISTORY

American Century Mutual Funds, Inc. ("ACMF" or the "registrant") is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. In 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds.
Inc.

Each fund described in this Statement of Additional Information is a separate series of ACMF and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number. A fund's inception date is the first date its initial class of shares was offered to the public.

------------------------ --------------------------- ----------------------
FUND-CLASS                     TICKER SYMBOL            INCEPTION DATE
------------------------ --------------------------- ----------------------
Growth                             TWCGX                   10/31/58
Ultra                              TWCUX                   11/2/81
Select                             TWCIX                   10/31/58
Vista                              TWCVX                   11/25/83
Heritage                           TWHIX                   11/10/87
Balanced                           TWBIX                   11/20/88
Tax-Managed Value                   N/A                02/26/99 (est.)
Giftrust                           TWGTX                   11/25/83
New Opportunities                  TWNOX                   12/26/96
Limited-Term Bond                   N/A                     3/1/94
Intermediate-Term Bond             TWITX                    3/1/94
Bond                               TWLBX                    3/2/87
High-Yield                         ABHIX                   9/30/97
------------------------ --------------------------- ----------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which American Century Investment Management, Inc. (the "advisor") can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page XX. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). "Diversified" means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

*GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST AND NEW OPPORTUNITIES

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses, the advisor has broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 below, when such a course is deemed appropriate in order to attempt to attain its investment objective. Senior securities that, in the opinion of the manager, are high-grade issues may also be purchased for defensive purposes. [Note: The above statement of fundamental policy gives the advisor authority to invest in securities other than common stocks and traditional debt and convertible issues. Though the funds have not made such investments in the past, the manager may invest in master limited partnerships (other than real estate partnerships) and royalty trusts, which are traded on domestic stock exchanges when such investments are deemed appropriate for the attainment of the funds' investment objectives.]

So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in stocks that demonstrate accelerating growth, regardless of the movement of stock prices, generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The manager may use S&P 500 Index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See "SHORT-TERM INVESTMENTS," page XX, "FUTURES AND OPTIONS," page XX, and "DERIVATIVE SECURITIES," page XX.

*BALANCED

In general, within the restrictions outlined here and in the fund's Prospectus, the advisor has broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the manager will invest approximately 60% of the Balanced portfolio in equity securities and the remainder in bonds and other fixed income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1500 largest publicly traded companies in the United States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a "diversified" investment company, its investments in a single issue are limited, as described under "Fund Investment Guidelines" above. The fund managers may also purchase foreign securities, convertible securities, stock index futures contracts and similar securities, and short-term securities. See Table 1, below.

The fixed income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset backed and similar securities. There are no maturity restrictions on the fixed income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed income portion of the fund will be in the 3-10 year range. The manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed income securities the fund may purchase are described in the Prospectus. For a description of the fixed income securities rating system, see "AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS," beginning on page XX of this SAI.

*TAX-MANAGED VALUE FUND

The fund managers of Tax Managed Value will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities, as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities.

*LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND

To achieve their objectives, the funds may invest in diversified portfolios of high- and medium-grade debt securities payable in U.S. currency. Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment-grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term securities.

The funds may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the manager, as follows: short-term notes within the two highest categories, e.g., at least MIG-2 by Moody's Investor Services ("Moody's") or SP-2 by Standard and Poor's Corporation ("S&P"); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P); securities of the United States government and its agencies and instrumentalities (described below); other types of securities rated at least P-2 by Moody's or A-2 by S&P.

The manager will actively manage the portfolios, adjusting the weighted average portfolio maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

Mortgage-related securities in which the funds may invest include collateralized mortgage obligations ("CMOs") issued by a United States agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the United States government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the funds, the manager shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "FUNDAMENTALS OF FIXED INCOME INVESTING," in the funds' Prospectus.

As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the manager, up to 100% of its assets in short-term securities. See "SHORT-TERM SECURITIES" beginning at page XX. These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for the fund. The funds may buy and sell interest rate futures contracts relating to debt securities and bond indexes and may write and buy put and call options relating to interest rate futures contracts for the purpose of achieving their investment objectives. See "FUTURES AND OPTIONS" beginning on page XX.

*HIGH-YIELD

The fund invests primarily in lower-rated, higher yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund may also purchase

*        government securities,
*        zero-coupon, step-coupon and pay-in-kind securities,
*        convertible securities,
*        loan interests
* common stock or other equity-related securities (limited to 20% of fund assets),
*        short-term securities

Up to 40% of the fund's assets may be invested in foreign securities. The fund may also purchase and sell interest rate futures contracts and related options. See "FUTURES AND OPTIONS."

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's Investors Services, Inc. ("Moody's") or D by Standard & Poor's Ratings Group ("S&P"), or in unrated securities that the manager deems of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the manager may elect to treat such securities as unrated debt.

The fund will not purchase securities rated lower than B by both Moody's and S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid certain excise tax, the fund may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

LOAN INTERESTS

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the fund may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities ratings organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

                                                          Table 1
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
                                                               Limited-Term
                                                                   Bond,
                              Growth                          Intermediate-Term                                        Tax-Managed
                              Ultra       Vista     High        Bond, Bond          New                                   Value
                              Select     Heritage    Yield                     Opportunities   Giftrust    Balanced
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Foreign Securities              X           X          X             X               X             X           X            X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Forward Currency Exchange       X           X          X            ???              X             X           X            X
Contracts
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Convertible Securities                                 X                                                       X            X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Futures & Options               X           X          X             X               X             X           X            X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Derivative Securities           X           X          X             X               X             X           X            X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Repurchase Agreement                                  ???            X               X             X           X            X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Municipal Notes                                                                                                             X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Municipal Bonds                                                                                                             X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Variable- and Floating-Rate                                                                                                 X
Obligations
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Obligations with Term Puts                                                                                                  X
Attached
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Tender Option Bonds                                                                                                         X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
When-Issued and Forward         X           X          X             X               X             X           X            X
Commitment Agreements
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Inverse Floaters                                      ???                                                                   X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Restricted and Illiquid         X           X          X            15%             15%            X          15%           X
Securities
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Other Investment Companies                            ???                                                                   X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Short Sales                     X           X         ???                            X             X           X            X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Portfolio Lending                                     ???                                                                   X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Investments in Companies        5%         10%        15%           5%              10%           10%         5%            X
with Limited Operating
History
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------
Short-Term Securities           X           X          X             X               X             X           X            X
--------------------------- ----------- ----------- --------- ---------------- --------------- ---------- ------------ ------------


DETAILED INFORMATION ABOUT THE FUNDS
INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques that the advisor can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The chart below shows the portion of each fund's total assets that may be invested in the securities of foreign issuers.

--------------------------------------- ----------------------------------------

                      FUND                        PERCENTAGE PERMITTED IN
                                                     FOREIGN SECURITIES
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Growth                                  Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Ultra                                   Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Select                                  Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Vista                                   Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Heritage                                Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Balanced                                Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Tax-Managed Value                       Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Giftrust                                Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
New Opportunities                       Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Limited-Term Bond                       Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Intermediate-Term Bond                  Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
Bond                                    Unlimited
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
High Yield                              40%
--------------------------------------- ----------------------------------------

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the fund could be affected by changes in foreign currency exchange rates. The value of a fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

Each fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. (See ""Derivative Securities" on page XX.)

FORWARD CURRENCY EXCHANGE CONTRACTS

The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

The funds expect to use forward contracts under two circumstances:

(1) When the advisor wishes to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or
(2) When the advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

Under the second circumstance, when the advisor believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount equal to the value of the forward contracts entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The advisor does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parties will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.

Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

CONVERTIBLE SECURITIES

A convertible security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed income securities, convertible securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoys seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

SHORT SALES

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;
* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
*    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in the derivative securities annually.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORY

As indicated in Table 1, the funds may invest a portion of their assets in the securities of issuers with limited operating history. The manger considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The manager will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In additon, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days. MUNICIPAL NOTES Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-Exempt Commercial Paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of the State of California at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

MUNICIPAL BONDS

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) Bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

The funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features. The advisor may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Directors.

TENDER OPTION BONDS

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the advisor monitors the credit quality of bonds underlying the funds' TOB holdings and intends to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The advisor also takes steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVERSE FLOATERS

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i) Floater holders receive interest based on rates set at a six month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.
(ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include

* Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*    Commercial Paper;

*    Certificates of Deposit and Euro Dollar Certificates of Deposit;

*    Bankers' Acceptances;

*    Short-term notes, bonds, debentures, or other debt instruments; and

*    Repurchase agreements.

Each of the funds may invest up to 5% of its total assets in any other mutual fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act of 1940 (the "Investment Company Act"), the fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

FUTURES AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to

* protect against a decline in market value of the funds' securities (taking a SHORT futures position), or

* protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a LONG futures position), or

* provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as SELLING futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as BUYING futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the "sale" of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an "index" future) at a specified price on a specified date. The "purchase" of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The funds may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indexes that may be used include the Bond Buyer Index of Municipal Bonds, for fixed income funds, or the S&P 500 Index, for equity funds. The fund also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the Index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. They do not constitute "margin transactions" for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable , a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

*RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the advisor considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

*OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

*RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

*FUNDAMENTAL INVESTMENT POLICIES

The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

------------------------- ------------------------------------------------------
SUBJECT                   POLICIES
------------------------- ------------------------------------------------------
Senior Securities         A fund may not  issue  senior  securities,
                          except as permitted under the Investment Company Act.
Borrowing                 A fund may not borrow money,  except that the fund may
                          borrow money for temporary or emergency  purposes (not
                          for   leveraging  or  investment)  in  an  amount  not
                          exceeding   33-1/3%   of  the  fund's   total   assets
                          (including  the  amount   borrowed)  less  liabilities
                          (other than borrowings).
Lending                   A fund  may not lend any  security  or make any  other
                          loan if, as a result,  more than 33-1/3% of the fund's
                          total assets would be lent to other  parties,  except,
                          (i)  through  the  purchase  of  debt   securities  in
                          accordance with its investment objective, policies and
                          limitations   or  (ii)  by  engaging   in   repurchase
                          agreements with respect to portfolio securities.
Real Estate               A fund may not  purchase  or sell  real  estate
                          unless acquired as a result of ownership of securities
                          or other  instruments.  This policy  shall not prevent
                          the  fund  from  investment  in  securities  or  other
                          instruments  backed by real  estate or  securities  of
                          companies  that deal in real  estate or are engaged in
                          the real estate business.
Concentration             A  fund  may  not   concentrate   its  investments  in
                          securities of issuers in a particular  industry (other
                          than  securities  issued  or  guaranteed  by the  U.S.
                          government    or    any    of    its    agencies    or
                          instrumentalities).
Underwriting              A fund  may not act as an  underwriter  of  securities
                          issued by others,  except to the extent  that the fund
                          may be considered an underwriter within the meaning of
                          the  Securities  Act of  1933  in the  disposition  of
                          restricted securities.
Commodities               A fund may not purchase or sell  physical  commodities
                          unless acquired as a result of ownership of securities
                          or other  instruments;  provided that this  limitation
                          shall not prohibit the fund from purchasing or selling
                          options and futures  contracts  or from  investing  in
                          securities  or other  instruments  backed by  physical
                          commodities.
Control                   A fund may not invest for purposes of exercising
                          control over management.
------------------------- ------------------------------------------------------

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

*NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors.

--------------------------- ----------------------------------------------------
SUBJECT                     POLICIES
--------------------------- ----------------------------------------------------
Diversification             A  fund  may  not  purchase  additional   investment
                            securities  at any  time  during  which  outstanding
                            borrowings  exceed  5% of the  total  assets  of the
                            fund.
Liquidity                   A fund may not purchase any security or enter into a
                            repurchase  agreement if, as a result, more than 15%
                            of its net assets (10% for the money  market  funds)
                            would  be  invested  in  repurchase  agreements  not
                            entitling  the holder to payment  of  principal  and
                            interest  within seven days and in  securities  that
                            are  illiquid  by  virtue  of legal  or  contractual
                            restrictions  on resale or the  absence of a readily
                            available market.
Short Sales                 A fund may not sell securities  short,  unless
                            it  owns  or has  the  right  to  obtain  securities
                            equivalent in kind and amount to the securities sold
                            short,  and provided  that  transactions  in futures
                            contracts  and options are not deemed to  constitute
                            selling securities short.
Margin                      A fund may not purchase securities on margin, except
                            that the fund may obtain such
                            short-term credits as are necessary for the
                            clearance of transactions, and provided that
                            margin payments in connection with futures contracts
                            and   options   on  futures   contracts   shall  not
                            constitute purchasing securities on margin.
--------------------------- ----------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.

The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

PORTFOLIO TURNOVER

*TAX-MANAGED VALUE FUND

The managers of the Tax-Managed Value fund seek to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods. Because a higher turnover rate would increase transaction costs and may increase taxable capital gains, the manager carefully weighs the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders.

*OTHER FUNDS

The portfolio turnover rates of the funds (other than the Tax-Managed Value) are shown in the Financial Highlights table in the prospectuses.

With respect to each other fund, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the manager will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the manger believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and increase their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Since investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives. As a result, the fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover may also affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates that will be attained in the future.

MANAGEMENT

*THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. More than half of the directors are "independent" of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor. The address at which each director listed below is American Century Tower I, 4500 Main Street, Kansas City, Missouri 64111.

-------------------------------------- ------------------------- -----------------------------------------------------------
NAME (AGE)                             POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S)
ADDRESS                                FUND                      DURING PAST 5 YEARS
-------------------------------------- ------------------------- -----------------------------------------------------------
James E. Stowers, Jr.* (74)            Director, Chairman of     Chairman, Director and controlling shareholder, ACC,
                                       the Board                 Chairman and Director, ACIM and ACIS
James E. Stowers III* (39)             Director                  Director and Chief Executive Officer, ACC, ACIM and ACIS
Thomas A. Brown (58)                   Director                  Director of Plains States Development, Applied Industrial
                                                                 Technologies, Inc., a corporation engaged in the sale of
                                                                 bearings and power transmission products
Robert W. Doering, M.D. (65)           Director                  Retired, formerly a general surgeon
Andrea C. Hall, Ph.D. (54)             Director                  Senior Vice President and Associate Director, Midwest
                                                                 Research Institute
D.D. (Del) Hock (63)                   Director                  Retired, formerly Chairman, Public Service Company of
                                                                 Colorado; Director, Service Tech, Inc., Hathaway
                                                                 Corporation, and J.D. Edwards & Company
Donald H. Pratt (60)                   Director, Vice Chairman   President and Director, Butler Manufacturing Company
                                       of the Board
Lloyd T. Silver, Jr. (70)              Director                  President, LSC, Inc., manufacturer's representative
M. Jeannine Strandjord (52)            Director                  Senior Vice President, Finance, Sprint Corporation;
                                                                 Director, DST Systems, Inc.
-------------------------------------- ------------------------- -----------------------------------------------------------

*COMMITTEES

The Board has four standing committees to oversee specific functions of the funds' operations. Other than the Nominating Committee, only independent directors serve on these committees. Information about these committees appears in the table below. The Director first named acts as chairman of the committee.


------------------- ----------------------------- ---------------------------------------------------------------------
COMMITTEE           MEMBERS                       FUNCTION OF COMMITTEE
------------------- ----------------------------- ---------------------------------------------------------------------
Executive           James E. Stowers III          The Executive Committee performs the functions of the Board of
                    Donald H. Pratt               Directors between Board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
------------------- ----------------------------- ---------------------------------------------------------------------
Compliance          Donald H. Pratt               The Compliance Committee reviews the results of the funds'
                    Lloyd T. Silver, Jr.          compliance testing program, reviews quarterly reports from the
                    Andrea C. Hall, Ph.D.         advisor to the Board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations thereof.
------------------- ----------------------------- ---------------------------------------------------------------------
Audit               M. Jeannine Strandjord        The Audit Committee recommends the engagement of the funds'
                    Robert W. Doering, M.D.       independent auditor and oversees its activities. The Committee
                    D.D. (Del) Hock               receives reports from the advisor's Internal Audit Department, which is accountable solely to the  Committee.  The Committee also receives  reporting about compliance  matters  affecting the funds.
------------------- ----------------------------- ---------------------------------------------------------------------
Nominating          Donald H. Pratt               The Nominating Committee primarily considers and recommends
                    D.D. (Del) Hock               individuals for nomination as directors. The names of potential
                    James E. Stowers III          director candidates are drawn from a number of sources, including recommendations  from  members of the Board,  management  and shareholders.  This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
------------------- ----------------------------- ---------------------------------------------------------------------

*COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than American Century Mutual Funds, Inc. Each director who is not an "interested person" as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings held and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The table presented shows the aggregate compensation paid by ACMF for the periods indicated and by the American Century family of funds as a whole to each trustee who is not an "interested person" as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended October 31, 1998
-------------------------- -------------------------- -------------------------
                                                      TOTAL COMPENSATION FROM
                                                                THE
                            TOTAL COMPENSATION FROM   AMERICAN CENTURY FAMILY
                                     ACIM2                   OF FUNDS3

NAME OF DIRECTOR1
-------------------------- -------------------------- -------------------------
James E. Stowers, Jr.                [INFORMATION NOT YET AVAILABLE]
James E. Stowers III
Thomas A. Brown
Robert W. Doering, M.D.
Andrea C. Hall, Ph.D.
D.D. (Del) Hock
Donald H. Pratt
Lloyd T. Silver, Jr.
M. Jeannine Strandjord
-------------------------- -------------------------- -------------------------

1    Interested directors receive no compensation for their services as such.

2 Includes compensation paid to the directors during the fiscal year ended October 31, 1998, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows:
     [INFORMATION NOT YET AVAILABLE].

3 Includes compensation paid by the 13 investment company members of the American Century family of funds.

The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

Under the plan, all deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

[No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 1998]

*OFFICERS

Background for the officers of the funds is provided below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the funds are listed; only those officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table below are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, the holding company of the funds' investment advisor and transfer agent (ACC), ACC's subsidiaries (including ACIM and ACSC), or the funds' distributor (FDI), as specified in the following table.

-------------------------------------- ---------------- ----------------------------------------------------------------
                                       POSITION(S)
NAME (AGE)                             HELD WITH FUND   PRINCIPAL OCCUPATION(S)
ADDRESS                                                 DURING PAST 5 YEARS
-------------------------------------- ---------------- ----------------------------------------------------------------
[Richard W. Ingram (43)                President        Executive Vice President and Director of Client Services and
                                                        Treasury Administration of FDI.  Mr. Ingram joined FDI in
                                                        1995.  Prior to joining FDI, Mr. Ingram served as Vice
                                                        President].

Christopher J. Kelley (34)             Vice President   Vice President and Associate General Counsel of FDI.  Prior to
                                                        joining FDI, Mr. Kelley served as Assistant Counsel at Forum
                                                        Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to
                                                        1994).

Mary A. Nelson (34)                    Vice President   Vice President and Manager of Treasury Services and
                                                        Administration of FDI.  Prior to joining FDI, Ms. Nelson
                                                        served as Assistant Vice President and Client Manager for The
                                                        Boston Company, Inc. (from 1989 to 1994).

Maryanne Roepke, CPA (43)              Vice President   Senior Vice President, Treasurer and Principal Accounting
                                       and Treasurer    Officer, ACSC

Patrick A. Looby (40)                  Vice President   Vice President and Associate General Counsel, ACSC

Douglas A. Paul (52)                   Secretary and    Vice President and Associate General Counsel, ACSC
                                       Vice President

C. Jean Wade (35)                      Controller       Controller-Fund Accounting, ACSC

Jon Zindel (32)                        Tax Officer      Director of Taxation, ACSC (since 1996)
                                                        Tax Manager, Price Waterhouse LLPC (1989)
-------------------------------------- ---------------- ----------------------------------------------------------------

*THE FUNDS' BIGGEST SHAREHOLDERS

As of December 31, 1998, the following companies were the record owners of more than 5% of a fund's outstanding shares:

                                                                    % OF SHARES
                                                       # OF SHARES  OUTSTANDING
                                                           HELD
FUND                                       SHAREHOLDER
Growth
Ultra
Select   [INFORMATION NOT YET AVAILABLE]
Vista
Heritage
Balanced
Tax-Managed Value
Giftrust
New Opportunities
Limited-Term Bond
Intermediate-Term Bond
Bond
High-Yield

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of December 31, 1998, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

The advisor and the transfer agent, ACSC, are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

*INVESTMENT ADVISOR

Each fund has an investment management agreement with the advisor, American Century Investment Management, Inc., dated [August 1, 1997]. This agreement was approved by the shareholders of each of the funds on [July 30, 1997].

A description of the responsibilities of the advisor appears in the Prospectus under the caption "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Investment management fees paid by each fund for the fiscal periods ended October 31, 1998, 1997 and 1996, are indicated in the following table.

  UNIFIED MANAGEMENT FEES
----------------------- ------------------- ------------------- ----------------
FUND                           1998               1997                1996
----------------------- ------------------- ------------------- ----------------
Growth                                       $48,473,362         $47,632,557
Ultra                                        204,740,370         162,207,777
Select                            DATA        44,667,241          39,305,054
Vista                              NOT        19,603,205          20,199,050
Heritage                           YET        11,959,662          10,572,605
Balanced                     AVAILABLE         9,021,923           8,345,585
Tax-Managed Value                                    N/A                 N/A
Giftrust                                       9,052,939           7,161,935
New Opportunities                              2,150,593
Limited-Term Bond                                 78,059              52,116
Intermediate-Term Bond                           131,721             108,870
Bond                                           1,057,852           1,148,428
High-Yield                                         8,462
----------------------- ------------------- ------------------- ----------------

**CALLOUT BOX********

Other Advisory Relationships

In addition to managing the funds, the advisor also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies:
 American Century World Mutual Funds, Inc.
 American Century Premium Reserves, Inc.
 American Century Variable Portfolios, Inc.
 American Century Capital Portfolios, Inc.
 American Century Strategic Asset Allocations, Inc.
 American Century Municipal Trust
 American Century Government Income Trust
 American Century Investment Trust
 American Century Target Maturities Trust
 American Century Quantitative Equity Funds
 American Century International Bond Funds.
 American Century California Tax-Free and Municipal Funds
**END CALLOUT BOX******

*TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for
(i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager out of its unified fee.

*DISTRIBUTOR

The funds' shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

*CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

*INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Avenue, Kansas City, Missouri 64106. As the independent auditor of the funds, Deloitte & Touche provides services including
(1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.

Baird, Kurtz & Dobson, 1100 Main Street, Kansas City, Missouri 64105, served as independent auditors for the funds for the period ended October 31, 1996 and for all prior periods.

BROKERAGE ALLOCATION

*SELECT, HERITAGE, GROWTH, ULTRA, VISTA, TAX-MANAGED VALUE, GIFTRUST AND THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed below when selecting brokers.

The manager receives statistical and other information and services, including research, without cost from brokers and dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended October 31, 1998, 1997 and 1996, the brokerage commissions of each fund were as follows:

--------------------- ----------------------------- ----------------------------- -----------------------------
             FUND                 1998                          1997                          1996
--------------------- ----------------------------- ----------------------------- -----------------------------
Select                                                               $ 6,524,088                   $ 8,157,658
Heritage                                                               1,649,678                     3,093,265
Growth                                                                 5,774,694                    13,577,767
Ultra                                                                 33,165,434                    22,985,927
Vista                                                                  2,569,051                     2,246,175
Tax-Managed Value                                                            N/A                           N/A
Giftrust                                                               1,329,818                       886,460
Balanced                                                                 957,506                     1,038,530
New Opportunities                                                        264,078                           N/A

The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

*LIMITED-TERM   BOND,   INTERMEDIATE-TERM   BOND,   BOND,   HIGH-YIELD  AND  THE
FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

INFORMATION ABOUT FUND SHARES

Each of the 13 funds named on the front of this Statement of Additional Information is a series of shares issued by the registrant, ACMF. In addition, each series (or fund) may be divided into separate classes. See "MULTIPLE CLASS STRUCTURE" that follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of ACMF's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. ACMF instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all ACMF shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, Service Class shares are subject to a Shareholder Services Plan (described beginning on page XX), and the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on page XX). Both plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

*RULE 12B-1

Rule 12-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Service Class and Advisor Class have approved and entered into a Shareholder Services Plan, with respect to the Service Class, and a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (collectively, the "Plans"). Both Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not "interested persons" of the funds [as defined in the Investment Company Act], hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

*SHAREHOLDER SERVICES PLAN

As described in the Prospectuses, the funds' Service Class of shares is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. In such circumstances, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary. To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' manager has reduced its management fee by 0.25% per annum with respect to the Service Class shares and the funds' Board of Directors has adopted a Shareholder Services Plan. Pursuant to the Shareholder Services Plan, the Service Class shares pay a shareholder services fee of 0.25% annually of the aggregate average daily assets of the funds' Service Class shares.

The manager and the funds' distributor, Funds Distributor, Inc. (the "Distributor") enter into contracts with each financial intermediary for the provision of certain shareholder services and utilizes the shareholder services fees received under the Shareholder Services Plan to pay for such services. Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccoutning with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (j) providing other similar administrative and sub-transfer agency services; and (k) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

*MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

As described in the Prospectuses, the funds' Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

As with the Service Class, certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (a) the  payment  of  sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's share price, also referred to as its net asset value (NAV), is calculated as of the close of business of the New York Stock Exchange (the
Exchange), usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999:
New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

TAXES

*FEDERAL INCOME TAXES

Each fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may quality for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months but not more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors.
The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit which is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

*STATE AND LOCAL TAXES

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

*EQUITY FUNDS

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the equity funds and Balanced for the one-, five- and 10-year periods (or the period since inception) ended October 31, 1998, the last day of the funds' fiscal year.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
                                                                                                          FROM INCEPTION
FUND                                                       1 YEAR           5 YEARS         10 YEARS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
Growth1
Ultra2
Select3
Vista4
Heritage5
Balanced6
Giftrust7
New Opportunities8
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
(1) Commenced operations on October 31, 1958.
(2) Commenced operations on November 2, 1981.
(3) Commenced operations on October 31, 1958.
(4) Commenced operations on November 25, 1983.
(5) Commenced operations on November 10, 1987.
(6) Commenced operations on October 20, 1988.
(7) Commenced operations on November 25, 1983.
(8) Commenced operations on December 26, 1996.



AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
                                                                                                          FROM INCEPTION
FUND                                                       1 YEAR           5 YEARS         10 YEARS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
Growth1
Ultra2
Select3
Vista4
Heritage5
(1) Commenced operations on June 16, 1997.
(2) Commenced operations on November 14, 1996.
(3) Commenced operations on March 13, 1997.
(4) Commenced operations on November 14, 1996.
(5) Commenced operations on June 16, 1997.


AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
                                                                                                          FROM INCEPTION
FUND                                                       1 YEAR           5 YEARS         10 YEARS
------------------------------------------------------ ---------------- ---------------- ---------------- ----------------
Growth1
Ultra2
Select3
Vista4
Heritage5
Balanced6
(1) Commenced operations on June 4, 1997.
(2) Commenced operations on October 1, 1996.
(3) Commenced operations on August 7, 1997.
(4) Commenced operations on October 1, 1996.
(5) Commenced operations on July 11, 1997.
(6) Commenced operations on January 6, 1997.


In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

*FIXED INCOME FUNDS AND BALANCED

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations for the various classes of the fixed income funds and Balanced for the 30-day period ended October 31, 1998, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.


---------------------------- --------------------------------------- ---------------------------------------
                  FUND                   INVESTOR CLASS                          ADVISOR CLASS
---------------------------- --------------------------------------- ---------------------------------------
---------------------------- --------------------------------------- ---------------------------------------
Limited-Term Bond
---------------------------- --------------------------------------- ---------------------------------------
---------------------------- --------------------------------------- ---------------------------------------
Intermediate-Term Bond
---------------------------- --------------------------------------- ---------------------------------------
---------------------------- --------------------------------------- ---------------------------------------
Bond
---------------------------- --------------------------------------- ---------------------------------------
---------------------------- --------------------------------------- ---------------------------------------
Balanced
---------------------------- --------------------------------------- ---------------------------------------
---------------------------- --------------------------------------- ---------------------------------------
High-Yield
---------------------------- --------------------------------------- ---------------------------------------


The fixed income funds may also elect to advertise cumulative total return and average annual total return, computed as described above.

The following table shows the cumulative total return and the average annual total return of the Investor Class of the fixed income funds since their respective dates of inception (as noted) through October 31, 1998.


----------------------------------- ---------------------------- ----------------------------- --------------------------
               FUND                   CUMULATIVE TOTAL RETURN    AVERAGE ANNUAL TOTAL RETURN       DATE OF INCEPTION
                                          SINCE INCEPTION
----------------------------------- ---------------------------- ----------------------------- --------------------------
----------------------------------- ---------------------------- ----------------------------- --------------------------
Limited-Term Bond
----------------------------------- ---------------------------- ----------------------------- --------------------------
----------------------------------- ---------------------------- ----------------------------- --------------------------
Intermediate-Term Bond
----------------------------------- ---------------------------- ----------------------------- --------------------------
----------------------------------- ---------------------------- ----------------------------- --------------------------
Bond
----------------------------------- ---------------------------- ----------------------------- --------------------------
----------------------------------- ---------------------------- ----------------------------- --------------------------
Balanced
----------------------------------- ---------------------------- ----------------------------- --------------------------
----------------------------------- ---------------------------- ----------------------------- --------------------------
High-Yield
----------------------------------- ---------------------------- ----------------------------- --------------------------


*ADDITIONAL PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

*PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

*MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds (other than Tax-Managed Value), including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended October 31, 1998, and the Statements of Changes in Net Assets for the fiscal years ended October 31, 1997 and 1998, are included in the Annual Reports to shareholders for the fiscal year ended August 31, 1998. The report on the financial highlights for the fiscal years 1994, 1995, 1996 and 1997 are included in the Annual Reports to shareholders for the fiscal year ended August 31, 1997, Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.


BOND RATINGS
------------- ------------- ---------------------------------------------------------------------------------------------
    S&P         MOODY'S     DESCRIPTION
------------- ------------- ---------------------------------------------------------------------------------------------
    AAA          Aaa        These are the  highest  ratings  assigned by S&P
                            and Moody's to a debt  obligation  and  indicates an
                            extremely  strong capacity to pay interest and repay
                            principal.
     AA          Aa         Debt rated in this category is considered to have
                            a very  strong  capacity to pay  interest  and repay
                            principal and differs from AAA/Aaa  issues only in a
                            small degree.
     A           A          Debt rated A has a strong capacity to pay interest
                            and repay  principal  although it is  somewhat  more
                            susceptible  to the  adverse  effects  of changes in
                            circumstances  and economic  conditions than debt in
                            higher-rated categories.
    BBB          Baa        Debt  rated  BBB/Baa  is  regarded  as having an
                            adequate   capacity  to  pay   interest   and  repay
                            principal.  Whereas it  normally  exhibits  adequate
                            protection  parameters,  adverse economic conditions
                            or changing circumstances are more likely to lead to
                            a  weakened  capacity  to  pay  interest  and  repay
                            principal   for  debt  in  this   category  than  in
                            higher-rated categories.
     BB            Ba       Debt rated BB/Ba has less near-term vulnerability to
                            default than other speculative issues.
                            However, it faces major ongoing uncertainties or
                            exposure to adverse business, financial or
                            economic conditions that could lead to inadequate
                            capacity to meet timely interest and
                            principal payments. The BB rating category also
                            is used for debt subordinated to senior
                            debt that is assigned an actual or implied BBB- rating.
     B             B        Debt rated B has a greater vulnerability to default
                            but currently has the capacity to meet
                            interest payments and principal repayments.
                            Adverse business, financial or economic
                            conditions will likely impair capacity or
                            willingness to pay interest and repay principal.
                            The B rating category is also used for debt
                            subordinated to senior debt that is assigned an
                            actual or implied BB/Ba or BB-/Ba3 rating.
    CCC           Caa       Debt rated CCC/Caa has a currently identifiable
                            vulnerability to default and is dependent
                            upon favorable business, financial and
                            economic conditions to meet timely payment of
                            interest and repayment of principal. In the
                            event of adverse business, financial or
                            economic conditions, it is not likely to have
                            the capacity to pay interest and repay
                            principal. The CCC/Caa rating category is
                            also used for debt subordinated to senior debt
                            that is assigned an actual or implied B or B-/B3 rating.
     CC            Ca       The rating CC/Ca typically is applied to debt
                            subordinated to senior debt that is assigned
                            an actual or implied CCC/Caa rating.
     C             C        The  rating  C  typically   is  applied  to  debt
                            subordinated  to senior  debt,  which is assigned an
                            actual  or  implied  CCC-/Caa3  debt  rating.  The C
                            rating  may be used to  cover  a  situation  where a
                            bankruptcy petition has been filed, but debt service
                            payments are continued.
     CI            -        The rating CI is reserved for income bonds on which
                            no interest is being paid.
     D             D        Debt rated D is in payment default. The D rating
                            category is used when interest payments or
                            principal payments are not made on the date due
                            even if the applicable grace period
                            has not expired, unless S&P believes
                            that such payments will be made during such grace
                            period. The D rating also will be used upon the
                            filing of a bankruptcy petition if debt service
                            payments are jeopardized.
------------- ------------- ---------------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

Commercial Paper Ratings
------------- --------------- -------------------------------------------------------------------------------------------
S&P           MOODY'S         DESCRIPTION
------------- --------------- -------------------------------------------------------------------------------------------
A-1           Prime-1         This indicates that the degree of safety regarding timely payment is strong. Standard &
              (P-1)           Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2           Prime-2         Capacity for timely payment on commercial paper is satisfactory, but the relative degree
              (P-2)           of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios,  while  sound,  will  be more  subject  to variation.  Capitalization characteristics, while
                              still  appropriated,   may  be  more  affected  by external conditions.  Ample alternate liquidity is maintained.
A-3           Prime-3         Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat
              (P-3)           more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
------------- --------------- -------------------------------------------------------------------------------------------

Note Ratings
------------- --------------- -------------------------------------------------------------------------------------------
S&P           MOODY'S         DESCRIPTION
------------- --------------- -------------------------------------------------------------------------------------------
SP-1          MIG-1;  VMIG-1  Notes are of the  highest  quality enjoying strong  protection from  established cash
                              flows  of  funds  for  their   servicing  or  from established and  broad-based  access to the market for refinancing, or both.
SP-2          MIG-2; VMIG-2   Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
SP-3          MIG-3; VMIG-3   Notes are of favorable quality, with all security  elements  accounted for, but lacking the undeniable  strength of the preceding  grades. Market access for refinancing,  in particular,  is likely to be less well established.
SP-4          MIG-4;  VMIG-4  Notes  are  of  adequate  quality, carrying  specific risk but having  protection and not distinctly or predominantly speculative.
------------- --------------- -------------------------------------------------------------------------------------------






More information about the funds is contained in the funds' annual and semiannual reports. These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that it is legally part of this SAI.

* You can get the annual and semiannual reports for free and ask any questions about the funds by contacting us at one of the addresses or phone numbers listed below.

American Century Investments
P.O. Box 419200
Kansas City, Missouri  64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Corporate, Not-for-Profit, Keogh, SEP-, SARSEP-, SIMPLE -IRA and 403(b) Services 1-800-345-3533

Telecommunications Device for Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-7962

*    If you own or are considering purchasing fund shares through

     *    an employer-sponsored retirement plan
     *    a bank
     *    a broker-dealer
     *    an insurance company
     * another financial intermediary you can get the annual and semiannual reports directly from them.

*    You can also get information about the funds from the SEC.

* In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.

*    On the internet. Go to www.sec.gov.

* By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-0816

PART C.   OTHER INFORMATION.

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference)


     (a) (1) Articles of Incorporation of Twentieth Century Investors, Inc., dated July 2, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (2) Articles of Amendment of Twentieth Century Investors, Inc., dated November 20, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (3) Articles of Merger of Twentieth Century Investors, Inc., a Maryland corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (4) Articles of Amendment of Twentieth Century Investors, Inc., dated August 11, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated September 3, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated April 28, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated November 17, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated January 30, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated March 11, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

          (10) Articles of Amendment of Twentieth Century Investors, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (11) Articles Supplementary of American Century Mutual Funds, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (12) Articles Supplementary of American Century Mutual Funds, Inc., dated July 28, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (13) Articles Supplementary of American Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

     (b)  (1)  By-laws   of   Twentieth   Century    Investors,    Inc.   (filed
               electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (2) Amendment to Bylaws of American Century Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (c)  Not applicable.

     (d) Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

     (e) (1) Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effectivement Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608, on January 30, 1998).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26,
               1998).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (4) Amendment No. 3 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated
               January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on November 25, 1998).

     (f)  Not Applicable.

     (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222, on February 7, 1997).

          (2) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (h) Transfer Agency Agreement between Twentieth Century Investors, Inc. and Twentieth Century Services, Inc. dated March 1, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1)  Consent of Deloitte & Touche LLP to be filed by amendment.

          (2)  Consent of Baird, Kurtz & Dobson to be filed by amendment.

          (3)  Power of Attorney is included herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17,
               1998).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc.(Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (n)  (1)  Financial Data Schedule for Growth Fund is included herein.

          (2)  Financial Data Schedule for Select Fund is included herein.

          (3)  Financial Data Schedule for Ultra Fund is included herein.

          (4)  Financial Data Schedule for Vista Fund is included herein.

          (5)  Financial Data Schedule for Giftrust is included herein.

          (6)  Financial Data Schedule for Benham Bond Fund is included herein.

          (7)  Financial Data Schedule for Heritage Fund is included herein.

          (8)  Financial Data Schedule for Balanced Fund is included herein.

          (9) Financial Data Schedule for Limited-Term Bond Fund is included herein.

          (10) Financial Data Schedule for Intermediate-Term Bond Fund is included herein.

          (l1) Financial Data Schedule for New Opportunities Fund is included herein.

          (12) Financial Data Schedule For Benham High-Yield Fund is included herein.

     (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 13 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on November 25, 1998).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The Corporation is a Maryland corporation. Section 2-418 of the General Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act and all other applicable laws.

     The registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27. Principal Underwriters.

(a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President, General      None
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk
Michael S. Petrucelli                 Senior Vice President               None

Joseph F. Tower, III                  Director, Senior Vice President,    None
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               None

Allen B. Closser                      Senior Vice President               None

Bernard A. Whalen                     Senior Vice President               None

William J. Nutt                       Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Mutual Funds, Inc., American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 79 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 30th day of November, 1998.

                                      American Century Mutual Funds, Inc.
                                      (Registrant)

                                      By: /s/Charles A. Etherington
                                          Charles A. Etherington, Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 79 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     November 30, 1998
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       November 30, 1998
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          November 30, 1998
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           November 30, 1998
James E. Stowers III

*Thomas A. Brown            Director                           November 30, 1998
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           November 30, 1998
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           November 30, 1998
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           November 30, 1998
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           November 30, 1998
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           November 30, 1998
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           November 30, 1998
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact